UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2008

DATE OF REPORTING PERIOD: JUNE 30, 2008

Item 1.	Reports to Stockholders

The Semi-Annual Report to Stockholders follows

First Investors

SEMI-ANNUAL REPORT

INSURED TAX EXEMPT FUND

INSURED TAX EXEMPT FUND II

SINGLE STATE INSURED TAX EXEMPT FUND

June 30, 2008

FOREWORD

This report is for the information of the shareholders of the Trusts. It is the Trust’s practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Market Overview letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

The financial markets continued to be extremely volatile during the past six months. The markets had to contend with ongoing concerns about the health of the financial system, a weak economy, and fear of inflation.

Subprime mortgage exposure at major financial institutions severely reduced liquidity in the markets, particularly in the first quarter. Markets had big swings, trading on supply and demand, instead of fundamentals. At times, certain markets stopped functioning, while others operated under extreme stress. Events reached crisis levels in March when the Federal Reserve (the “Fed”) bailed out Bear Stearns, a major investment bank. That action, combined with substantial interest rate reductions and additional extraordinary measures by the Fed, restored some stability to the markets. Nonetheless, continued write-downs by financial institutions during the second quarter dashed investors’ hopes for a quick return to normalcy and made clear that repair of the financial system would be a prolonged process.

Economic growth during the review period, although positive, was very weak. Facing falling home values, rising food and energy costs, and tighter financial conditions, consumers reduced spending. The rebate checks from the government’s stimulus program helped prop up second quarter growth, but a rise in the unemployment rate to a cycle high of 5.5% indicated continued weakness in the economy. The lone bright spot was the export sector, due to relatively strong overseas growth. But strength in foreign economies was accompanied by surging commodity costs, particularly oil, which caused the Consumer Price Index to accelerate to an annual rate of 5.0%.

The Fed was very active during the first quarter in response to financial system stress and a slowing economy, lowering the benchmark federal funds rate from 4.25% to 2.25%. In the second quarter the Fed lowered the federal funds rate an additional 0.25%, but then at its June meeting decided to keep rates unchanged — despite continued weak economic growth — because of increased worries about inflation. The Fed’s signal that it would be less likely to lower interest rates, as well as investors’ heightened inflation concerns, added additional uncertainty and stress to the financial markets.

Bond market returns in the aggregate were slightly positive, but returns varied substantially by sector with higher quality investments generally providing the best performance. The U.S. Treasury sector led the bond market with returns of 2.2% as it benefited from the decline in benchmark interest rates. Specifically, the two-year U.S. Treasury note yield fell from 3.05% to 2.62%, and the ten-year note yield moved from 4.03% to 3.97%. High quality mortgage-backed bonds had relatively good performance, returning 1.9%. Investment grade corporate bonds returned –0.8% as the slowing economy and concern about financial issuers hurt performance. Reflecting the weak economic conditions, high yield corporate bonds lost 1.3% during the review period, although default rates remained low.

The usually staid municipal bond market also was very volatile as a result of the subprime mortgage crisis. The crisis negatively affected the market in several ways. First, the majority of municipal bond insurance companies lost their AAA ratings as a result of subprime and other housing related exposure. This caused tax-exempt money market funds to sell holdings that were

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

insured by the downgraded companies. The selling caused a spike in short-term interest rates, which created problems for hedge funds that had leveraged positions in the municipal bond market, forcing them in February to sell bonds at fire sale prices. As a result, the municipal bond market had its worst monthly return in over twenty years. Second, the loss of capital at the major banks and investment banks due to their subprime-related losses contributed to a sharp decrease in liquidity in the market. In particular, firms stopped supporting the auction rate securities market that for years had been a source of short-term financing for municipalities. The failure of the auction rate market compounded the problems in the tax-exempt money market and contributed to a significant increase in new issue supply as municipalities refinanced their auction rate debt. Lastly, two of the top firms in the municipal bond business — Bear Stearns and UBS — left the institutional market while other firms cut back their commitment of capital, further hurting liquidity. As a result of all these factors, the municipal bond market substantially underperformed other high quality bond markets (such as U.S. Treasuries), returning –0.1% for the review period.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

August 1, 2008

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2008, and held for the entire six-month period ended June 30, 2008. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 999.50	$4.77
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.09	$4.82

Expense Example – Class B Shares
Actual	$1,000.00	$ 995.84	$8.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.61	$8.32

* Expenses are equal to the annualized expense ratio of .96% for Class A shares and 1.66% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

4

Portfolio of Investments
INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—101.5%
		Alabama—2.1%
$ 5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$ 6,024,929
5,000	M	Baldwin County Board of Ed. Rev. GO 5% 7/1/2030	5,046,850
4,000	M	Bessemer Governmental Util. Svcs. Wtr. Supply Rev. 5% 6/1/2039	3,956,320

			15,028,099

		Arizona—1.1%
7,130	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	7,591,738

		California—5.1%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5 1/8% 7/1/2024	6,067,800
2,000	M	Colton Joint Unified School Dist. GO Series “A” 5 3/8% 8/1/2026	2,078,080
7,990	M	Los Angeles Unified School Dist. GO 4 3/4% 7/1/2025	7,916,411
10,000	M	San Francisco City & Cnty. COP 4 3/4% 9/1/2033	9,520,000
10,000	M	San Jacinto Unified School District GO 5 1/4% 8/1/2032	10,349,900

			35,932,191

		Colorado—.3%
2,235	M	Colorado State Board of Governors Univ. Rev. 5 1/4% 3/1/2024	2,336,043

		Connecticut—2.5%
		Connecticut State Housing Auth. Fin. Program:
3,000	M	5% 11/15/2028 (when-issued)	3,008,550
5,000	M	5.15% 11/15/2034 (when-issued)	5,017,350
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
		6 1/8% 9/1/2012	9,670,050

			17,695,950

		District of Columbia—1.5%
5,000	M	District of Columbia GO Series “B” 6% 6/1/2021	5,680,800
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5 1/2% 8/15/2028	5,312,600

			10,993,400

		Florida—2.5%
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026	1,029,950
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015	1,106,520
1,000	M	Florida Municipal Loan Council Rev. 5 3/8% 11/1/2025	1,014,960
1,000	M	Miami Beach Stormwater Rev. 5 3/8% 9/1/2030	1,013,100
1,000	M	Miami Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014	1,062,270
5,000	M	Miami Dade County School Board COP 5 1/4% 5/1/2029	5,068,600

5

Portfolio of Investments
INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Florida (continued)
$ 3,000	M	Orange County Health Facs. Auth. Rev. 5 1/4% 12/1/2029	$ 3,062,340
1,000	M	Osceola County Tourist Development Tax Rev. 5 1/2% 10/1/2017	1,061,570
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,100,610
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020	1,113,500
840	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	919,439

			17,552,859

		Georgia—10.7%
15,000	M	Atlanta Airport Rev. Series “A” 5 1/2% 1/1/2010*	15,737,100
9,040	M	Atlanta Water & Wastewater Rev. Series “A” 5 1/2% 11/1/2019	9,316,082
10,000	M	Augusta Water & Sewer Rev. 8.835% 10/1/2039**	10,598,800
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250	M	6 1/4% 7/1/2011	21,699,090
17,000	M	6% 7/1/2013	18,602,420

			75,953,492

		Hawaii—1.7%
		Hawaii State General Obligations:
5,500	M	6% 10/1/2009	5,747,995
6,000	M	6% 10/1/2010	6,421,320

			12,169,315

		Illinois—15.1%
		Chicago Board of Education Lease Certificates of Participation
		Series “A”:
5,000	M	6% 1/1/2016	5,711,550
36,200	M	6% 1/1/2020	40,867,628
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,299,100
3,000	M	6.65% 2/1/2011	3,262,590
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5 1/4% 1/1/2022	5,095,350
5,570	M	Childrens Mem. Hosp. 5 1/4% 8/15/2033	5,630,657
		Illinois State First Series General Obligations:
5,250	M	6 1/8% 1/1/2010*	5,513,235
8,000	M	5 1/2% 5/1/2017	8,453,360
12,000	M	5 1/2% 5/1/2018	12,646,800
9,050	M	Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026	9,077,150
4,000	M	Regional Transportation Auth. 7 3/4% 6/1/2019	5,099,320

			106,656,740

6

Principal
Amount		Security	Value

		Indiana—1.2%
$ 8,330	M	Indianapolis Gas Util. Rev. 5 1/4% 8/15/2025	$ 8,654,287

		Louisiana—.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,068,728

		Maryland—.9%
6,150	M	Baltimore Water Proj. Rev. 5% 7/1/2038	6,227,244

		Massachusetts—4.1%
10,025	M	Boston Water & Sewer Rev. 5 3/4% 11/1/2013	10,583,994
17,425	M	Massachusetts State GO 6% 8/1/2009	18,173,752

			28,757,746

		Michigan—5.6%
5,000	M	Detroit City School Dist. GO 5% 5/1/2033	5,006,700
10,000	M	Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012	10,610,100
10,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	10,566,900
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,347,035
		Rockford Public Schools General Obligations:
3,980	M	5% 5/1/2028	4,063,421
3,730	M	5% 5/1/2029	3,793,522

			39,387,678

		Missouri—3.2%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
6,000	M	6 3/4% 5/15/2010	6,447,180
10,000	M	6 3/4% 5/15/2011	10,996,200
5,000	M	St. Luke’s Health 5 1/2% 11/15/2028 (when-issued)	5,126,750

			22,570,130

		Nevada—.9%
6,000	M	Las Vegas New Convention & Visitors Auth. Rev. 5 3/4% 7/1/2009*	6,293,340

		New Mexico—1.5%
10,000	M	New Mexico Fin. Auth. State Trans. Rev. Series “A”
		5 1/4% 6/15/2021	10,596,100

7

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		New York—11.7%
$ 2,250	M	New York City GO Series “G” 5 5/8% 8/1/2020	$ 2,374,965
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	25,827,560
5,000	M	New York City Transitional Fin. Auth. Rev. 8.147% 7/15/2031**	5,201,700
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5 3/4% 7/1/2027	11,230,100
5,000	M	State University 5 7/8% 5/15/2017	5,661,850
5,155	M	New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010	5,161,650
7,780	M	Port Authority of New York & New Jersey Drivers
		8.09% 8/15/2015**	8,473,198
13,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	13,394,550
5,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5 3/4% 10/15/2013	5,215,850

			82,541,423

		North Carolina—2.7%
		North Carolina Municipal Pwr. Agy. (Catawba Elec.):
10,000	M	6% 1/1/2010	10,478,700
8,000	M	6% 1/1/2011	8,471,760

			18,950,460

		North Dakota—2.3%
5,000	M	Grand Forks Health Care Sys. Rev. 5% 12/1/2026	4,917,100
10,500	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	11,604,705

			16,521,805

		Ohio—1.0%
6,000	M	Jefferson County Jail Construction GO 5 3/4% 12/1/2019	6,865,320

		Oklahoma—2.3%
5,540	M	Oklahoma State Ind. Dev. Auth. (Integris Hlth. Sys.) 6% 8/15/2009*	5,803,428
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5 1/4% 11/15/2036	10,207,000

			16,010,428

8

Principal
Amount		Security	Value

		Pennsylvania—3.0%
$ 5,000	M	Pennsylvania State Higher Educ. Facs. Auth. 5% 4/1/2026	$ 5,050,800
2,945	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series “A”
		5 1/2% 12/1/2019	3,188,875
12,050	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	13,044,005

			21,283,680

		Texas—10.2%
16,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	17,289,120
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5 3/8% 2/15/2029	4,935,300
		Harris County Toll Road Sub. Liens General Obligations Series “A”:
11,065	M	6 1/2% 8/15/2012	12,295,428
7,000	M	6 1/2% 8/15/2013	7,905,660
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6 1/4% 12/15/2013	4,488,680
6,035	M	6 1/4% 12/15/2015	6,918,946
10,000	M	North Texas Twy. Auth. Rev. 5 1/8% 1/1/2028	10,108,600
2,820	M	San Marcos Ind. Sch. Dist. GO 5% 8/1/2032	2,773,357
5,380	M	Waco Ind. School Dist. GO 5 1/4% 8/15/2030 (when-issued)	5,548,771

			72,263,862

		Utah—1.0%
1,365	M	Provo Electric System Rev. 10 3/8% 9/15/2015	1,710,468
5,500	M	Weber Basin Water Conservancy Dist. Rev. 5 1/4% 10/1/2037	5,588,110

			7,298,578

		Virginia—.5%
3,310	M	Norfolk Airport Auth. Rev. Series “A” 5% 7/1/2022	3,355,877

		Washington—2.3%
8,410	M	Snohomish County Washington Ltd. Tax GO 5 1/2% 12/1/2018	8,901,733
7,425	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033	7,471,035

			16,372,768

9

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Wisconsin—3.8%
$12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021	$ 14,168,880
10,000	M	Wisconsin State GO 5% 5/1/2025	10,249,100
2,750	M	Wisconsin State Hlth. & Edl. Auth. Rev. 5% 8/15/2028	2,655,868

			27,073,848

Total Value of Municipal Bonds (cost $680,381,119)		101.5%	718,003,129
Excess of Liabilities Over Other Assets		(1.5)	(10,390,608)

Net Assets		100.0%	$707,612,521

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2008.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

10	See notes to financial statements

Fund Expenses
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,003.86	$5.03
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.84	$5.07

Expense Example – Class B Shares
Actual	$1,000.00	$1,000.94	$8.51
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.57

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

11

Portfolio of Investments
INSURED TAX EXEMPT FUND II
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.6%
		Alabama—.8%
$ 1,000	M	Auburn University Rev. 5% 6/1/2027	$ 1,026,720

		Alaska—3.8%
1,000	M	Alaska Intl. Airport Rev. Series “B” 5 3/4% 10/1/2012*	1,098,320
3,765	M	Anchorage GO 5% 8/1/2025	3,864,358

			4,962,678

		Arizona—10.2%
2,500	M	Arizona State University COP 5% 9/1/2025	2,526,625
2,900	M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	2,973,921
2,700	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/01/2026	2,767,230
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,142,250

			13,410,026

		California—5.9%
5,000	M	California State GO 5% 6/1/2027	5,059,900
1,675	M	Dublin Unified Sch. Dist. GO Series “A” 5% 8/1/2029	1,706,490
1,000	M	Riverside Wtr. Rev. 5% 10/1/2028	1,021,650

			7,788,040

		Colorado—2.0%
1,500	M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series “A”
		5 1/8% 12/1/2021	1,568,700
1,000	M	Lafayette Water Rev. 5 1/4% 12/1/2023	1,043,920

			2,612,620

		Connecticut—3.4%
1,350	M	Connecticut State Hlth. & Edl. Facs. Rev. 5% 7/1/2025 (when-issued)	1,370,155
1,565	M	New Britain GO 4 3/4% 4/1/2028	1,605,393
1,500	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5 1/4% 8/1/2030	1,550,745

			4,526,293

		Florida—2.5%
1,320	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,343,918
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series “A”
		5% 7/1/2025	1,922,356

			3,266,274

12

Principal
Amount		Security	Value

		Georgia—1.6%
$ 1,000	M	Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
		(Georgia Tech. Facs.) 5 1/4% 11/1/2021	$ 1,049,600
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5 1/8% 12/1/2021	1,038,380

			2,087,980

		Illinois—3.9%
5,000	M	Illinois State GO 5% 4/1/2028	5,097,050

		Indiana—5.8%
1,030	M	Baugo School Bldg. Corp. 5 1/2% 1/15/2012*	1,104,974
1,105	M	Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*	1,179,731
		Tri-Creek Middle School Bldg. Corp. Revenue:
2,705	M	5 1/4% 7/15/2028	2,820,693
1,205	M	5 1/4% 7/15/2029	1,251,645
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*	1,349,164

			7,706,207

		Kansas—2.3%
1,500	M	Kansas State Dev. Fin. Auth. Hlth. Facs. Rev. 5 1/8% 11/15/2032	1,520,520
1,415	M	Wyandotte County Kansas City GO 5% 8/1/2025	1,468,261

			2,988,781

		Kentucky—1.9%
1,195	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5 1/4% 9/1/2026	1,231,722
1,240	M	Louisville & Jefferson Cnty. Swr. & Drain Sys. Rev. 5% 5/15/2024	1,291,905

			2,523,627

		Louisiana—1.4%
1,845	M	Louisiana Loc. Govt. Env. Pkg. Facs. 5 1/4% 10/1/2021	1,896,863

		Massachusetts—2.6%
		Massachusetts State Hlth. & Edl. Facs. Auth. Revenue:
2,000	M	Boston Med. Ctr. Proj. 5 1/4% 7/1/2038 (when-issued)	1,870,940
1,500	M	Emmanuel College 5% 7/1/2027	1,506,465

			3,377,405

13

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2008

Principal
Amount		Security	Value

		Michigan—11.8%
$ 3,275	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	$ 3,384,024
2,000	M	Canton Charter Twp. GO 5% 4/1/2027	2,052,580
3,190	M	Grand Valley State University Rev. 5% 12/1/2033	3,244,740
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,957,285
1,000	M	Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
		5 1/4% 1/1/2018	1,038,730
1,110	M	Ravenna Public Schs. Bldg. & Site GO 5% 5/1/2028 (when-issued)	1,137,650
2,705	M	Van Dyke Pub. Schs. Bldg. & Site GO 5% 5/1/2028	2,772,382

			15,587,391

		Minnesota—1.1%
1,405	M	Northern Minnesota Mun. Pwr. Agy. Rev. 5% 1/1/2021	1,470,965

		Missouri—1.7%
1,000	M	Kansas City Spl. Oblig. (East Vlg. Proj.) 5% 4/15/2026	1,024,030
200	M	Liberty Sewer System Rev. 6.15% 2/1/2009*	205,068
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.)
		Series “B” 5.85% 6/1/2010*	325,516
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019	263,678
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	397,470

			2,215,762

		Nebraska—.8%
1,000	M	Municipal Energy Agency 5 1/4% 4/1/2021	1,047,300

		New Jersey—1.3%
1,750	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5 1/4% 1/1/2031	1,784,072

		New York—.8%
		Camden Central School District General Obligations:
725	M	5 1/2% 3/15/2016	763,918
250	M	5 1/2% 3/15/2017	262,367

			1,026,285

		North Carolina—2.3%
3,000	M	Concord Utilities System Rev. 5% 12/1/2035 (when-issued)	3,024,120

14

Principal
Amount		Security	Value

		Ohio—6.3%
$ 1,255	M	Akron Sewer System Rev. 5 1/4% 12/1/2020	$ 1,311,111
2,825	M	Greater Cleveland Regl. Trans. Auth. GO 5% 12/1/2026	2,919,892
2,000	M	Marysville School District GO 5% 12/1/2026	2,064,900
1,500	M	Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018	1,587,060
450	M	Youngstown GO 6% 12/1/2010*	488,093

			8,371,056

		Pennsylvania—4.8%
1,725	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	1,738,507
2,000	M	Luzerne Cnty. GO 5% 12/15/2027	2,063,800
1,385	M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2025	1,419,986
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*	1,083,940

			6,306,233

		Puerto Rico—.7%
895	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	897,175

		South Carolina—.8%
1,000	M	Hilton Head Island Rev. 5 1/8% 12/1/2022	1,030,760

		Texas—11.1%
2,000	M	El Paso Cnty. Hosp. Dist. GO 5% 8/15/2028	2,018,880
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,052,150
5,000	M	Houston Utility Systems Rev. 5 1/4% 5/15/2020	5,238,450
2,245	M	Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026	2,311,609

			14,621,089

		Utah—1.5%
2,000	M	Ogden City Swr. & Wtr. Rev. 5% 6/15/2028	2,034,460

		Washington—5.6%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033	5,031,000
2,235	M	Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027	2,313,158

			7,344,158

		Wisconsin—.9%
1,195	M	Wisconsin State Hlth. & Edl. Facs. Rev. 5% 8/1/2027	1,199,517

Total Value of Municipal Bonds (cost $129,983,059)		131,230,907

15

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2008

Principal
Amount		Security	Value

		SHORT-TERM TAX EXEMPT INVESTMENTS—4.9%
		Adjustable Rate Notes**
$ 2,000	M	Mecklenburg Cnty. NC COP 2.1%	$ 2,000,000
		Missouri State Hlth. & Edl. Facs. Auth. Revenue:
2,000	M	Series “C” 2.6%	2,000,000
400	M	Series “D” 2.1%	400,000
2,000	M	Sevier Cnty. TN Pub. Bldg. Auth. Rev. 2.73%	2,000,000

Total Value of Short-Term Tax Exempt Investments (cost $6,400,000)			6,400,000

Total Value of Municipal Investments (cost $136,383,059)		104.5%	137,630,907
Excess of Liabilities Over Other Assets		(4.5)	(5,880,762)

Net Assets		100.0%	$131,750,145

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates are determined and reset periodically by the issuer and are the rates in effect at
June 30, 2008.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

16	See notes to financial statements

Fund Expenses
ARIZONA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 993.02	$3.32
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.53	$3.37

Expense Example – Class B Shares
Actual	$1,000.00	$ 990.28	$6.78
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$6.87

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

17

Portfolio of Investments
ARIZONA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.6%
		Certificates of Participation—4.5%
$ 500	M	Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030	$ 515,740

		Education—5.7%
640	M	South Campus Group (Arizona St. Univ. Proj. South Campus)
		5 5/8% 9/1/2023	662,067

		General Obligations—29.5%
500	M	Maricopa County Sch. Dist. #80 (Chandler) 6 1/4% 7/1/2011	542,320
1,000	M	Phoenix Series “B” 5 3/8% 7/1/2019	1,068,180
750	M	Pima County Unified School District 5% 7/1/2027	776,250
500	M	Pinal County Unified School District 5% 7/1/2024	514,595
500	M	Yuma County Library District 5% 7/1/2024	503,960

			3,405,305

		Health Care—9.5%
500	M	Arizona Health Facs. Auth. Rev. 5 1/4% 1/1/2031	500,000
500	M	Maricopa County Ind. Dev. Hosp. Facs. Auth.
		(Samaritan Hlth. Svcs.) 7% 12/1/2016	592,365

			1,092,365

		Utilities—21.5%
650	M	Glendale Water & Sewer Rev. 5% 7/1/2023	668,974
500	M	Mesa Utilities System Rev. 5% 7/1/2031	506,675
500	M	Phoenix Civic Improvement Corp. Water System Rev. 5 1/2% 7/1/2020	526,115
750	M	Pima County Sewer Rev. 5 3/8% 7/1/2014	779,355

			2,481,119

		Other Revenue—26.9%
750	M	Downtown Phoenix Hotel Corp. 5% 7/1/2036	695,482
500	M	Glendale Mun. Ppty. Corp. Excise Tax Rev. 5% 7/1/2028	511,450
250	M	Greater Arizona Dev. Auth. Infratructure Rev. 6% 8/1/2015	255,820
750	M	Maricopa County Stadium District Rev. 5 3/8% 6/1/2017	791,415
335	M	Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. 5% 7/1/2027	340,826
500	M	Yuma Mun. Ppty. Corp. Lease Rev. 5% 7/1/2026	505,050

			3,100,043

Total Value of Municipal Bonds (cost $11,145,393)		97.6%	11,256,639
Other Assets, Less Liabilities		2.4	281,458

Net Assets		100.0%	$11,538,097

18	See notes to financial statements

Fund Expenses
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 997.34	$4.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.63	$4.27

Expense Example – Class B Shares
Actual	$1,000.00	$ 993.02	$7.68
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.15	$7.77

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.55% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

19

Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.5%
		Certificates of Participation—12.1%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 565,340
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	777,473
1,000	M	West Basin Municipal Water District Rev. 5% 8/1/2026	1,013,400
1,000	M	West Contra Costa Healthcare 5 3/8% 7/1/2024	963,140

			3,319,353

		General Obligations—32.1%
1,000	M	Antelope Valley Cmnty. College District 5% 8/1/2026	1,023,410
1,000	M	Carlsbad Unified School District 5% 8/1/2026	1,030,870
500	M	Fontana School District 5 3/4% 5/1/2022	518,705
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6 1/4% 2/1/2016	713,577
1,000	M	Los Angeles Unified School District 4 3/4% 7/1/2027	990,120
750	M	Natomas Unified School District 5.95% 9/1/2021	858,195
1,000	M	Oak Valley Hospital District 5% 7/1/2035	1,005,860
1,010	M	San Juan Unified School District 5% 8/1/2025	1,029,241
500	M	Walnut Valley School District 7.2% 2/1/2016	566,680
1,000	M	Wiseburn School District 5% 8/1/2026	1,027,130

			8,763,788

		Health Care—7.3%
		California Statewide Cmntys. Dev. Auth. Revenue:
1,000	M	Henry Mayo Newhall 5.05% 10/1/2028	971,520
1,000	M	St. Joseph’s 5 1/8% 7/1/2024	1,011,300

			1,982,820

		Transportation—8.5%
1,000	M	Port of Oakland Rev. Bonds Series “M” 5 1/4% 11/1/2012*	1,082,190
200	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		5 3/4% 7/1/2010*	213,744
1,00	M	San Francisco City & Cnty. Airport Rev. 5 1/4% 5/1/2025	1,032,490

			2,328,424

		Utilities—15.0%
1,150	M	Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020	1,203,279
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	508,660
1,525	M	Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022	1,597,803
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	802,830

			4,112,572

20

Principal
Amount		Security	Value

		Other Revenue—22.5%
$ 1,000	M	Alameda Cnty. Jt. Powers Auth. Lease Rev. 5% 12/1/2034	$ 1,011,180
1,000	M	California State Public Works Board 6 1/2% 12/1/2008	1,019,140
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,113,740
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series “A”
		(Convention Ctr. Proj.) 5 1/4% 11/1/2020	1,173,786
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020	1,037,900
700	M	San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015	802,424

			6,158,170

Total Value of Municipal Bonds (cost $25,984,899)		97.5%	26,665,127
Other Assets, Less Liabilities		2.5	677,435

Net Assets		100.0%	$27,342,562

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	21

Fund Expenses
COLORADO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,004.84	$3.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.53	$3.37

Expense Example – Class B Shares
Actual	$1,000.00	$1,001.27	$6.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$6.87

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

22

Portfolio of Investments
COLORADO INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.0%
		Certificates of Participation—7.4%
$ 250	M	Broomfield Open Space 5 1/2% 12/1/2020	$ 255,413
200	M	Greeley Building Auth. 5.6% 11/1/2019	207,846

			463,259

		Education—10.0%
250	M	Mesa St. College Enterprise Rev. 5 1/8% 5/15/2037	257,435
350	M	University of Northern Colorado Rev. 5 1/2% 6/1/2018	366,730

			624,165

		General Obligations—22.1%
250	M	Adams & Weld Cntys. Sch. Dist. #27J Brighton
		5 1/4% 12/1/2027	263,738
200	M	Arapahoe Cnty. Water & Wastewater Series “B” 5 3/4% 12/1/2019	217,642
		El Paso County School District:
350	M	#2 (Harrison) 5 1/2% 12/1/2011*	376,513
250	M	#20, 5 1/4% 12/15/2017	263,555
250	M	Pueblo County School District #70, 5 1/4% 12/1/2022	260,767

			1,382,215

		Health Care—8.1%
125	M	Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*	131,426
350	M	Denver City & Cnty. Mental Hlth. Corp. Series “A” 5 1/2% 7/15/2015	372,593

			504,019

		Transportation—8.2%
250	M	E-470 Public Highway Auth. Rev. 5 1/2% 9/1/2024	256,520
250	M	Regional Trans. Dist. Sales Tax Rev. 5% 11/1/2031	252,357

			508,877

23

Portfolio of Investments (continued)
COLORADO INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Utilities—24.2%
$ 250	M	Arapahoe Cnty Wtr. & Wastewater Auth. Rev. 5% 12/2/2025	$ 259,105
200	M	Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019	209,676
		Colorado Water Resources & Power Dev. Authority
		Small Water Resources Rev. Series “A”:
100	M	5 3/4% 11/1/2010*	106,529
250	M	5 1/4% 11/1/2021	258,077
400	M	Denver City & County Wastewater Rev. 5 1/4% 11/1/2016	423,252
250	M	Denver City & County Water Rev. 5% 12/15/2029	256,048

			1,512,687

		Other Revenue—20.0%
250	M	Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016	259,945
		Larimer County Sales & Use Tax Revenue:
280	M	5 1/4% 12/15/2016	297,651
400	M	5 1/2% 12/15/2018	426,748
250	M	Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015	262,820

			1,247,164

Total Value of Municipal Bonds (cost $6,029,615)		100.0%	6,242,386
Excess of Liabilities Over Other Assets		—	(327)

Net Assets		100.0%	$6,242,059

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

24	See notes to financial statements

Fund Expenses
CONNECTICUT INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,001.22	$4.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.52
Expense Example – Class B Shares
Actual	$1,000.00	$ 997.59	$7.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.90	$8.02

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

25

Portfolio of Investments
CONNECTICUT INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—104.0%
		Education—18.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 1,000	M	Quinnipiac University 5% 7/1/2025	$ 1,022,900
1,000	M	Renbrook School 5% 7/1/2030	1,010,100
1,000	M	Salisbury School 5% 7/1/2028	1,030,950
1,235	M	Trinity College Series “H” 5% 7/1/2019	1,278,274
1,000	M	Westminister School 5% 7/1/2037	1,000,710
1,000	M	Yale University 5% 7/1/2042	1,012,480
600	M	University of Connecticut Student Fees Rev. 5 1/4% 11/15/2021	628,200

			6,983,614

		General Obligations—42.1%
500	M	Branford 5% 5/15/2014	526,085
		Bridgeport:
750	M	Series “A” 6 1/8% 7/15/2010*	806,348
1,000	M	Series “A” 5 3/8% 8/15/2019	1,031,740
1,500	M	Series “B” 5% 12/1/2023	1,553,040
		Connecticut State:
1,000	M	Series “A” 5% 4/15/2028	1,030,360
690	M	Series “E” 6% 3/15/2012	754,605
1,020	M	Series “F” 5% 10/15/2021	1,053,232
1,090	M	Cromwell 5% 6/15/2020	1,117,806
1,000	M	Glastonbury 5% 6/15/2021	1,048,150
1,650	M	Hartford 5% 8/15/2019	1,702,470
1,000	M	Hartford County Met. Dist. 5% 5/1/2024	1,025,550
		New Britain:
800	M	6% 3/1/2012	845,856
1,000	M	4 3/4% 4/1/2028	1,025,810
		New Haven:
300	M	6% 11/1/2009*	317,169
470	M	5 1/4% 11/1/2013	491,145
395	M	5% 11/1/2017	412,605
1,250	M	Waterbury 5% 4/1/2012*	1,326,475

			16,068,446

26

Principal
Amount		Security	Value

		Health Care—15.5%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
$ 385	M	Bridgeport Hospital 6 1/2% 7/1/2012	$ 385,982
400	M	Child Care Facs. Prog. 5 1/2% 7/1/2019	413,564
2,000	M	Children’s Medical Center Series “B” 5% 7/1/2021	2,017,500
700	M	New Britain General Hospital 6 1/8% 7/1/2014	701,645
1,000	M	William W. Backus Hospital 5% 7/1/2025 (when-issued)	1,014,930
		Village Families & Children Series “A”:
385	M	5% 7/1/2016	402,949
405	M	5% 7/1/2017	422,609
550	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	551,336

			5,910,515

		Housing—8.7%
		Connecticut State Housing Finance Authority:
1,750	M	5% 6/15/2024	1,832,215
1,000	M	5% 11/15/2028 (when-issued)	1,002,850
500	M	5.85% 6/15/2030	505,355

			3,340,420

		Transportation—3.4%
		Connecticut State Special Tax Obligation Revenue
		Transportation Infrastructure:
250	M	6 1/8% 9/1/2012	268,613
1,000	M	5% 12/1/2021	1,022,570

			1,291,183

		Utilities—16.0%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	1,014,710
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025	1,024,510
500	M	5% 7/1/2028	508,660

27

Portfolio of Investments (continued)
CONNECTICUT INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Utilities (continued)
		Puerto Rico Electric Power Authority Revenue:
$ 500	M	5 3/8% 7/1/2012*	$ 543,895
1,000	M	5% 7/1/2026	968,860
		South Central Connecticut Regional Water Authority Revenue:
1,000	M	5 1/4% 8/1/2029	1,034,620
1,000	M	5% 8/1/2033	995,710

			6,090,965

Total Value of Municipal Investments (cost $39,252,764)		104.0%	39,685,143
Excess of Liabilities Over Other Assets		(4.0)	(1,507,525)

Net Assets		100.0%	$ 38,177,618

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

28	See notes to financial statements

Fund Expenses
GEORGIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 997.80	$3.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.53	$3.37

Expense Example – Class B Shares
Actual	$1,000.00	$ 994.94	$6.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$6.87

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

29

Portfolio of Investments
GEORGIA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.2%
		Education—32.7%
$ 500	M	Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036	$ 484,620
250	M	Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022	259,848
500	M	Bulloch County Dev. Auth. 5 1/4% 8/1/2019	516,240
		Fulton County Development Authority Revenue:
350	M	Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017	368,315
250	M	Morehouse College 6 1/4% 12/1/2010*	271,692
500	M	Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023	515,440

			2,416,155

		Health Care—20.7%
500	M	Clarke County Hospital Auth. Rev. 5% 1/1/2027	506,210
500	M	Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024	523,530
500	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	501,215

			1,530,955

		Utilities—21.5%
105	M	Atlanta Water & Wastewater & Sewer Rev. 5 1/2% 11/1/2017	109,425
130	M	Brunswick Water & Sewer Rev. 6.1% 10/1/2019	150,950
350	M	Commerce Water & Sewer Rev. 5% 12/1/2025	359,356
250	M	Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*	267,708
		Georgia Municipal Gas Authority Revenue:
		Buford Project:
80	M	6.8% 11/1/2009	80,166
250	M	5 1/2% 11/1/2012	263,895
100	M	Warner Robins Series “B” 5.8% 1/1/2015	100,215
250	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	254,330

			1,586,045

30

Principal
Amount		Security	Value

		Other Revenue—23.3%
$ 150	M	Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*	$ 160,091
500	M	Atlanta Tax Allocation (Atlantic Station Proj.) 5 1/4% 12/1/2022	523,800
500	M	Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018	546,455
250	M	College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2010*	270,445
200	M	Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
		6 1/4% 6/1/2010*	214,916

			1,715,707

Total Value of Municipal Bonds (cost $7,075,213)		98.2%	7,248,862
Other Assets, Less Liabilities		1.8	135,696

Net Assets		100.0%	$7,384,558

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	31

Fund Expenses
MARYLAND INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 992.07	$3.71
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.13	$3.77

Expense Example – Class B Shares
Actual	$1,000.00	$ 988.52	$7.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

32

Portfolio of Investments
MARYLAND INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—92.6%
		Certificates of Participation—4.0%
$ 750	M	Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011	$ 788,437

		Education—21.6%
		Maryland St. Econ. Dev. Corp. Student Hsg. Revenue.:
1,000	M	Univ. MD-Baltimore Cnty. 5% 7/1/2035	976,830
1,000	M	Univ. MD-College Park 5% 6/1/2026	950,000
735	M	Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
		(Univ. MD-College Park) 5 3/8% 7/1/2016	764,091
500	M	Morgan State University Academic & Auxiliary
		Facilities Fees Rev. 6.05% 7/1/2015	549,355
1,000	M	St. Mary’s College Rev. 5% 9/1/2024	1,023,500

			4,263,776

		General Obligations—12.3%
1,000	M	Ocean City 5% 3/1/2021	1,021,600
1,000	M	St. Mary’s County Hospital 5% 10/1/2020	1,046,670
350	M	Wicomico County 5 1/2% 12/1/2016	363,024

			2,431,294

		Health Care—20.3%
		Maryland State Health & Higher Educ. Facs.:
		Anne Arundel Health System:
1,000	M	5% 7/1/2024	1,027,070
1,000	M	5% 7/1/2034	1,012,910
500	M	Lifebridge Health 5% 7/1/2028	508,695
1,000	M	Western Maryland Health 5% 1/1/2025	1,005,890
450	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	451,093

			4,005,658

		Housing—3.5%
190	M	Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
		5 7/8% 7/1/2016	190,312
500	M	Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020	508,385

			698,697

33

Portfolio of Investments (continued)
MARYLAND INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Transportation—9.1%
$1,000	M	Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
		5% 7/1/2022	$ 1,030,250
750	M	Maryland State Trans. Auth. Trans. Fac. Proj. Rev.
		5% 7/1/2038	763,582

			1,793,832

		Utilities—5.6%
		Baltimore Wastewater Utilities Revenue:
1,000	M	5% 7/1/2020	1,009,360
100	M	5% 7/1/2024	102,253

			1,111,613

		Other Revenue—16.2%
1,000	M	Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
		5 1/8% 7/1/2022	1,049,650
		Baltimore Convention Center Revenue:
250	M	5 1/2% 9/1/2014	255,660
1,000	M	5% 9/1/2032	877,820
1,000	M	Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021	1,030,620

			3,213,750

Total Value of Municipal Bonds (cost $18,428,621)			18,307,057

SHORT-TERM TAX EXEMPT INVESTMENTS—5.1%
		Adjustable Rate Notes*
500	M	Montgomery County GO 2.95%	500,000
500	M	Westminster Economic Dev. Rev. 2.35%	500,000

Total Value of Short-Term Tax Exempt Investments (cost $1,000,000)			1,000,000

Total Value of Municipal Investments (cost $19,428,621)		97.7%	19,307,057
Other Assets, Less Liabilities		2.3	456,733

Net Assets		100.0%	$19,763,790

* Interest rates are determined and reset periodically by the issuer and are the rates in effect at
June 30, 2008.

Summary of Abbreviations:

GO	General Obligation

34	See notes to financial statements

Fund Expenses
MASSACHUSETTS INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,003.92	$3.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.13	$3.77

Expense Example – Class B Shares
Actual	$1,000.00	$1,000.42	$7.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

35

Portfolio of Investments
MASSACHUSETTS INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.0%
		Education—28.8%
		Massachusetts State College Bldg. Auth. Proj. Revenue:
$ 1,000	M	5 1/4% 5/1/2021	$ 1,023,880
1,000	M	5% 5/1/2025	1,028,890
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Massachusetts College of Pharmacy 5% 7/1/2031	1,012,280
1,000	M	Worcester Polytechnic Institute 5% 9/1/2023	1,023,560
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Emmanuel College 5% 7/1/2027	1,004,310
1,000	M	University of Massachusetts 5% 10/1/2029	1,002,050
1,000	M	University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014	1,137,440

			7,232,410

		General Obligations—28.9%
1,000	M	Holliston 5 1/4% 4/1/2018	1,060,230
1,000	M	Lawrence 5% 4/1/2027	1,031,850
500	M	Massachusetts State 2.495% 5/1/2037	416,080
1,155	M	Quaboag Regional School District 5 1/2% 6/1/2017	1,211,838
1,000	M	Springfield 6% 10/1/2009*	1,054,300
1,000	M	Westborough 5% 11/15/2019	1,050,290
350	M	Westford 5 1/8% 4/1/2010*	368,431
1,000	M	Worcester 5 1/2% 8/15/2017	1,057,620

			7,250,639

		Health Care—14.4%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5 3/8% 2/1/2027	1,019,840
1,000	M	Harvard Pilgrim Health Care 5 1/4% 7/1/2013	1,011,060
1,015	M	Lahey Clinic Med. Ctr. 5% 8/15/2022	997,806
570	M	Massachusetts General Hospital Series “F” 6 1/4% 7/1/2012	602,764

			3,631,470

		Transportation—4.2%
1,000	M	Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*	1,054,600

36

Principal
Amount		Security	Value

		Utilities—18.6%
$ 1,000	M	Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013	$ 1,055,760
1,455	M	Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018	1,548,424
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5 1/4% 7/1/2029	1,027,010
1,000	M	Springfield Water & Sewer Rev. 5% 7/15/2024	1,030,660

			4,661,854

		Other Revenue—4.1%
1,000	M	Boston Convention Center Act 1997 Series “A” 5% 5/1/2017	1,034,030

Total Value of Municipal Bonds (cost $24,425,083)		99.0%	24,865,003
Other Assets, Less Liabilities		1.0	241,633

Net Assets		100.0%	$25,106,636

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	37

Fund Expenses
MICHIGAN INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 999.06	$4.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.52

Expense Example – Class B Shares
Actual	$1,000.00	$ 996.21	$7.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.90	$8.02

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

38

Portfolio of Investments
MICHIGAN INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.8%
		General Obligations—64.6%
$ 1,360	M	Allendale Public Sch. Dist. Series “A” 5 1/4% 5/1/2024	$ 1,434,555
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025	1,033,290
1,000	M	Detroit Series “B” 5% 4/1/2025	1,016,620
1,725	M	Eaton Rapids Public Schools 5 1/4% 5/1/2022	1,815,839
1,000	M	Ecorse Public School District 5% 5/1/2027	1,021,380
1,000	M	Ferndale Public Schools 5% 5/1/2023	1,022,230
1,000	M	Fraser Public School District 5% 5/1/2024	1,036,190
1,000	M	Galesburg-Augusta Community Schools 5% 5/1/2024	1,017,870
1,000	M	Godwin Heights Public School District 5 5/8% 5/1/2010*	1,053,070
1,000	M	Grand Blanc Community School District 5 5/8% 5/1/2015	1,065,830
1,040	M	Grand Rapids Building Authority 5 3/4% 8/1/2015	1,092,011
830	M	Gull Lake Community School District Zero Coupon 5/1/2013	646,993
1,575	M	Jenison Public School District 5 1/2% 5/1/2018	1,652,285
1,000	M	Kenowa Hills Public Schools 5% 5/1/2025	1,021,970
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,131,520
1,000	M	Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025	1,028,420
1,050	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,073,216

			19,163,289

		Health Care—10.4%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	995,260
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. (Mercy Mount Clemens)
		5 3/4% 5/15/2009*	1,042,570
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013	1,032,040

			3,069,870

		Transportation—3.6%
1,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	1,056,690

		Utilities—19.2%
1,000	M	Detroit Sewer Disposal Rev. Bonds 5 1/4% 7/1/2028	1,037,000
1,275	M	Detroit Water Supply System Rev. 6 1/2% 7/1/2015	1,426,508

39

Portfolio of Investments (continued)
MICHIGAN INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Utilities (continued)
		Michigan State Strategic Fund (Detroit Edison Co.):
$ 1,350	M	6.95% 5/1/2011	$ 1,450,143
1,000	M	7% 5/1/2021	1,183,430
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	594,115

			5,691,196

Total Value of Municipal Bonds (cost $28,081,315)		97.8%	28,981,045
Other Assets, Less Liabilities		2.2	658,844

Net Assets		100.0%	$29,639,889

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

40	See notes to financial statements

Fund Expenses
MINNESOTA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,001.73	$3.33
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.53	$3.37

Expense Example – Class B Shares
Actual	$1,000.00	$ 998.33	$6.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$6.87

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

41

Portfolio of Investments
MINNESOTA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.1%
		Education—5.8%
$ 600	M	Minnesota State Colleges & Univ. 5% 10/1/2021	$ 628,152
400	M	University of Minnesota 5 3/4% 7/1/2017	457,644

			1,085,796

		General Obligations—60.7%
400	M	Becker Ind. School District #726, 6% 2/1/2017	418,536
750	M	Blooming Prairie Ind. School District #756, 4 3/4% 1/1/2024	763,110
500	M	Crow Wing County Jail Series “B” 5% 2/1/2021	520,430
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	514,225
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	211,476
		Eagan Recreational Facilities Series “A”:
450	M	5% 2/1/2015	469,728
250	M	5% 2/1/2016	260,025
300	M	Farmington Ind. School District #192 Series “B” 5% 2/1/2022	312,084
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	519,145
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,040,670
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	269,456
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,034,650
500	M	Minnetonka Ind. School District #276, 5% 2/1/2028	517,295
750	M	Montgomery School District #394, 5% 2/1/2025	773,828
500	M	Moorhead Series “A” 5% 2/1/2027	512,655
750	M	New Brighton Series “A” 5% 2/1/2032	760,943
250	M	Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018	263,802
500	M	Sauk Rapids Ind. Sch. Dist. 5% 2/1/2019	528,710
500	M	Scott County 5% 12/1/2023	522,505
500	M	Spring Lake Park Ind. Sch. Dist. 5% 2/1/2029	510,410
		St. Paul Ind. School District #625:
250	M	5 5/8% 2/1/2015	254,885
400	M	5% 2/1/2017	418,272

			11,396,840

		Health Care—11.5%
500	M	Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.)
		5 1/2% 5/15/2017	522,470
		Minnesota Agriculture & Econ. Dev. Brd. Revenue:
350	M	Benedictine Health 5 1/4% 2/15/2014	368,053
750	M	Essentia Health 5% 2/15/2037	754,515
500	M	St. Cloud Health Care Oblig. Group “A” 5.8% 5/1/2016	523,945

			2,168,983

42

Principal
Amount		Security	Value

		Housing—2.2%
$ 400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	$ 408,652

		Transportation—2.7%
500	M	Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series “A”
		5% 1/1/2028	498,150

		Utilities—12.1%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
400	M	5.4% 1/1/2016	412,156
50	M	5% 1/1/2021	523,475
500	M	5% 1/1/2026	509,080
		Western Minnesota Municipal Power Agency:
325	M	5 1/2% 1/1/2011	330,024
500	M	5 1/2% 1/1/2015	523,685

			2,298,420

		Other Revenue—4.1%
750	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	768,645

Total Value of Municipal Bonds (cost $18,369,756)		99.1%	18,625,486
Other Assets, Less Liabilities		.9	165,023

Net Assets		100.0%	$18,790,509

See notes to financial statements	43

Fund Expenses
MISSOURI INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,004.13	$3.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.53	$3.37

Expense Example – Class B Shares
Actual	$1,000.00	$1,001.42	$6.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$6.87

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

44

Portfolio of Investments
MISSOURI INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.1%
		Education—13.2%
$ 125	M	Bowling Green School District 5.85% 3/1/2010*	$ 131,495
500	M	Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025	520,425
500	M	Lincoln Univ. Aux. Sys. Student Hsg. Rev. 5% 6/1/2027	511,530
150	M	Missouri Southern State College Rev. Aux. Enterprise Sys.
		5.3% 4/1/2015	156,240
150	M	Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
		5 1/2% 4/1/2018	157,656

			1,477,346

		General Obligations—26.5%
400	M	Cass County Reorg. School District #2, 5 1/2% 3/1/2017	426,680
350	M	Clay County Pub. School District #53, 5% 3/1/2017	363,482
500	M	Fort Zumwalt School District 5% 3/1/2023	519,630
100	M	Jefferson County School District #6, 6% 3/1/2014	104,838
500	M	Neosho Reorg. School District #R5, 5% 3/1/2022	522,610
500	M	Nixa School District #R2, 5 1/4% 3/1/2025	528,020
125	M	St. Joseph School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019	131,839
100	M	St. Louis County Pattonville R-3 School Dist. (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	105,992
250	M	Washington School District 5% 3/1/2015	262,068

			2,965,159

		Health Care—5.7%
400	M	Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022	409,512
140	M	Missouri State Hlth. & Educ. Facs. Auth. Series “A” (BJC Hlth. Sys.)
		6 3/4% 5/15/2011	153,947
80	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	80,194

			643,653

		Transportation—1.3%
150	M	St. Louis Airport Rev. (Lambert Intl. Airport) 5 1/8% 7/1/2015	151,836

		Utilities—2.4%
250	M	Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016	265,630

45

Portfolio of Investments (continued)
MISSOURI INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Other Revenue—50.0%
$ 500	M	Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr. 5% 8/15/2023	$ 512,435
100	M	Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014	100,124
500	M	Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020	518,745
1,000	M	Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023	1,035,360
250	M	Kansas City Municipal Assistance Corp. Rev. Series “A” 5% 3/1/2019	256,130
250	M	Kansas City Spl. Oblig. Public Improvement 5% 3/1/2028	257,125
250	M	Missouri State Board Public Buildings Series “A” 5% 5/1/2021	254,933
500	M	Missouri State Dev. Finance Board Infrastructure Facs. Rev.
		Hartman Heritage Center Phase II, 5% 4/1/2020	513,520
500	M	Missouri State Regional Convention & Sports Complex Auth.
		5 1/4% 8/15/2020	522,985
		Springfield Public Building Corp. Leasehold Revenue:
125	M	Capital Improvement 5.6% 6/1/2014	128,940
230	M	Jordan Valley 5.85% 6/1/2014	243,489
		St. Louis Municipal Finance Corp. Leasehold Revenue:
200	M	Carnahan Courthouse Series “A” 5% 2/15/2012*	210,796
125	M	City Justice Center Series “A” 5 3/4% 2/15/2010*	132,430
900	M	Recreational Sales Tax 5% 2/15/2032	901,827

			5,588,839

Total Value of Municipal Bonds (cost $10,910,093)		99.1%	11,092,463
Other Assets, Less Liabilities		.9	96,315

Net Assets		100.0%	$11,188,778

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

46	See notes to financial statements

Fund Expenses
NEW JERSEY INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,001.14	$4.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.14	$4.77

Expense Example – Class B Shares
Actual	$1,000.00	$ 997.46	$8.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.66	$8.27

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

47

Portfolio of Investments
NEW JERSEY INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.7%
		Education—21.8%
		New Jersey Economic Dev. Auth. Revenue:
$ 1,500	M	5% 3/1/2022	$ 1,561,725
1,650	M	5% 9/1/2025	1,715,043
		New Jersey Educational Facilities Auth. Revenue:
2,125	M	College of New Jersey Series “C” 5 3/8% 7/1/2016	2,226,277
1,000	M	College of New Jersey Series “D” 5% 7/1/2028	1,029,330
1,000	M	New Jersey City Univ. Series “E” 5% 7/1/2028	1,029,330
1,000	M	Montclair State Univ. Series “A” 5% 7/1/2023	1,027,180
		Rowan University:
1,000	M	5% 7/1/2025	1,035,000
1,000	M	5% 7/1/2026	1,031,760
1,000	M	University of Medicine & Dentistry of New Jersey Series “A”
		5 3/8% 12/1/2016	1,046,830

			11,702,475

		General Obligations—13.4%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,018,782
2,500	M	Jackson Twp. Sch. Dist. 5% 6/15/2024	2,582,700
1,500	M	Jersey City Series “B” 5% 9/1/2019	1,557,195
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028 (when-issued)	1,055,360

			7,214,037

		Health Care—10.8%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,653,405
2,000	M	Hackensack Univ. Med. Ctr. 5 1/4% 1/1/2031	2,038,940
1,000	M	Meridian Health System Oblig. Group 5 5/8% 7/1/2014	1,030,650
1,000	M	Riverview Medical Center 6 1/4% 7/1/2011	1,091,210

			5,814,205

		Housing—1.7%
895	M	New Jersey State Hsg. & Mtg. Fing. Agency Regency
		Park Project 6.05% 11/1/2017	914,413

48

Principal
Amount		Security	Value

		Transportation—12.2%
$ 1,000	M	Delaware River & Bay Authority 5 1/2% 1/1/2010*	$1,052,160
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022	1,033,070
710	M	New Jersey State Hwy. Auth. (Garden State Parkway)
		6.2% 1/1/2010	735,489
		Port Authority of New York & New Jersey:
2,100	M	5% 10/15/2018	2,195,529
1,500	M	5% 8/15/2029	1,540,815

			6,557,063

		Utilities—6.5%
1,000	M	Bergen County Utilities Auth. Rev. 5% 12/15/2031	1,014,250
1,150	M	Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018	1,185,638
1,25	M	Passaic Valley Sewer Comm. Series “E” 5 5/8% 12/1/2018	1,301,288

			3,501,176

		Other Revenue—31.3%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016	2,942,000
2,000	M	Cape May County Bridge Commission 5% 6/1/2032	2,022,040
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,976,322
		Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
1,000	M	5 1/4% 6/1/2021	1,030,310
1,000	M	5% 1/1/2025	1,018,000
1,500	M	Cumberland County Impt. Auth. Rev. 5 1/8% 1/1/2025	1,550,595
2,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027	2,068,580
2,000	M	New Jersey Economic Dev. Auth. (Liberty State Park Proj.)
		5% 3/1/2027	2,030,420
1,155	M	Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020	1,194,732
1,000	M	Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032	1,032,110

			16,865,109

Total Value of Municipal Bonds (cost $51,165,858)		97.7%	52,568,478
Other Assets, Less Liabilities		2.3	1,246,762

Net Assets		100.0%	$53,815,240

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	49

Fund Expenses
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 999.34	$4.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.04	$4.87

Expense Example – Class B Shares
Actual	$1,000.00	$ 995.71	$8.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.56	$8.37

* Expenses are equal to the annualized expense ratio of .97% for Class A shares and 1.67% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

50

Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.7%
		Education—29.8%
		New York State Dormitory Authority Revenue:
		Barnard College:
$ 1,000	M	5% 7/1/2024	$ 1,007,920
2,000	M	5% 7/1/2025	2,008,620
		City University:
3,955	M	5 3/4% 7/1/2013	4,203,483
3,000	M	6% 7/1/2020	3,470,880
2,350	M	Colgate University 6% 7/1/2021	2,726,846
		New York University:
1,610	M	6% 7/1/2018	1,858,777
3,500	M	5% 7/1/2025	3,630,900
1,000	M	5% 7/1/2029 (when-issued)	1,018,110
5,500	M	NYSARC Insured Series “A” 5% 7/1/2026	5,696,845
		Personal Income Tax Revenue:
5,000	M	8.01% 9/15/2014***	5,325,200
4,500	M	5% 3/15/2028 (when-issued)	4,632,165
		School Districts Financing Program:
3,000	M	Series “A” 5 1/4% 4/1/2022	3,174,630
1,000	M	Series “C” 5 1/4% 4/1/2021	1,051,080
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,422,960
1,460	M	6% 7/1/2013	1,518,239
1,500	M	State University 5 1/4% 5/15/2021	1,635,600

			44,382,255

		General Obligations—21.3%
		Buffalo:
		School District Series “B”:
1,130	M	5 3/8% 11/15/2016	1,185,167
2,360	M	5 3/8% 11/15/2017	2,468,513
2,620	M	5 3/8% 11/15/2019	2,728,782
1,000	M	School District Series “D” 5 1/2% 12/15/2015	1,037,750
1,000	M	Ilion Central School Dist. Series “B” 5 1/2% 6/15/2015	1,071,550
		New York City:
		Series “E”:
4,570	M	5 3/4% 5/15/2010*	4,875,779
2,000	M	5 3/4% 8/1/2018	2,153,020
2,500	M	Series “F” 5 1/4% 8/1/2014	2,618,375
1,795	M	Series “G” 5 3/4% 8/1/2018	1,932,335
1,540	M	Niagara Falls Public Improvement 7 1/2% 3/1/2015	1,848,354

51

Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		General Obligations (continued)
$ 1,395	M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	$ 1,449,084
1,000	M	Red Hook Central School Dist. 5 1/8% 6/15/2017	1,048,150
1,775	M	Webster Central School District 5% 6/15/2019	1,861,425
		Yonkers Series “A”:
1,000	M	5 3/4% 10/1/2010*	1,073,540
1,345	M	5 1/8% 7/1/2016	1,406,910
1,410	M	5 1/4% 7/1/2017	1,479,781
1,480	M	5 1/4% 7/1/2018	1,546,556

			31,785,071

		Health Care—2.8%
		New York State Dormitory Authority Revenue:
750	M	Health Quest Systems 5 1/4% 7/1/2027	777,743
2,000	M	New York–Presbyterian Hospital 5 1/4% 2/15/2024	2,080,420
1,320	M	United Cerebral Palsy 5 1/8% 7/1/2021	1,379,334

			4,237,497

		Housing—.8%
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	1,161,601

		Transportation—20.7%
		Metropolitan Transit Authority of New York:
		Transit Authority Revenue:
		Series “A”:
2,500	M	5% 11/15/2020	2,556,875
2,500	M	5% 11/15/2024	2,615,950
5,000	M	Series “B” 5 1/4% 11/15/2022	5,191,250
2,725	M	Transit Dedicated Tax 5 1/8% 11/15/2020	2,849,914
5,000	M	New York State Thruway Auth. 5% 1/1/2030	5,063,550
1,000	M	New York State Thruway Auth. Hwy. & Bridge Series “A”
		6% 4/1/2010*	1,068,380
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029	5,136,050
6,000	M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	6,371,460

			30,853,429

52

Principal
Amount		Security	Value

		Utilities—10.7%
		New York City Municipal Water Fin. Auth. Revenue:
$ 2,750	M	6% 6/15/2021	$ 3,228,445
7,000	M	4 3/4% 6/15/2030	7,014,980
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,692,300

			15,935,725

		Other Revenue—13.6%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5 3/4% 5/1/2026	5,435,650
1,000	M	Nassau County Interim Fin. Auth. 5 3/4% 11/15/2010*	1,069,430
3,000	M	New York City Edl. Constr. Fd. 5% 4/1/2031	3,018,780
2,185	M	New York City Transitional Fin. Auth. 5 1/4% 8/1/2020	2,278,409
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,615,993
715	M	Judicial Facs. Lease 7 3/8% 7/1/2016	822,979
2,000	M	New York State Urban Dev. Corp. Rev. 5% 1/1/2028	2,018,800

			20,260,041

Total Value of Municipal Bonds (cost $143,737,340)			148,615,619

		SHORT-TERM TAX EXEMPT INVESTMENTS—.2%
350	M	New York City Transitional Fin. Auth. (Future Tax)
		Adjustable Rate Note 2%** (cost $350,000)	350,000

Total Value of Municipal Investments (cost $144,087,340)		99.9%	148,965,619
Other Assets, Less Liabilities		.1	58,465

Net Assets		100.0%	$149,024,084

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2008.
***Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2008.

See notes to financial statements	53

Fund Expenses
NORTH CAROLINA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,001.02	$3.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.13	$3.77

Expense Example – Class B Shares
Actual	$1,000.00	$ 998.10	$7.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

54

Portfolio of Investments
NORTH CAROLINA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.0%
		Certificates of Participation—31.8%
$ 400	M	Carteret County 5 5/8% 6/1/2020	$ 418,024
1,000	M	Franklin County Public Facs. Proj. 5% 9/1/2027	1,001,390
		Harnett County:
500	M	5 1/2% 12/1/2010*	536,535
500	M	5 1/8% 12/1/2023	522,405
1,000	M	Lincoln County Middle School Proj. 5% 6/1/2022	1,043,080
1,000	M	Montgomery County 5% 2/1/2030	1,006,200
1,255	M	Nash County Public Facs. Proj. 5 1/4% 6/1/2019	1,334,090
1,000	M	Onslow County 5% 6/1/2024	1,004,500
250	M	Pitt County 5 1/4% 4/1/2010*	263,695
1,000	M	Sampson County School Improvements 5% 6/1/2023	1,040,800

			8,170,719

		Education—10.6%
1,000	M	Appalachian State University 5% 7/15/2025	1,021,380
230	M	Iredell County Public Facs. School Projs. 6% 6/1/2010*	246,314
		University of North Carolina Sys. Pool Revenue:
400	M	5 3/8% 4/1/2021	419,020
1,000	M	5% 10/1/2025	1,041,440

			2,728,154

		General Obligations—4.6%
500	M	Brunswick County 5 3/4% 5/1/2010*	530,030
400	M	Johnston County 5% 6/1/2018	415,756
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,690

			1,170,476

		Health Care—9.7%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5 1/4% 1/15/2024	1,037,960
1,000	M	Nash Health Care Sys. Rev. 5 1/2% 11/1/2026	1,036,610
400	M	North Carolina Medical Care Community Hosp. Rev.
		Northeast Med. Ctr. 5 3/8% 11/1/2010*	427,912

			2,502,482

55

Portfolio of Investments (continued)
NORTH CAROLINA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Transportation—8.1%
$ 1,000	M	Charlotte Airport Rev. Series “A” 5 1/4% 7/1/2023	$ 1,041,690
		Piedmont Triad Airport Authority Revenue:
500	M	5 1/2% 7/1/2009*	523,470
500	M	5 1/4% 7/1/2016	523,210

			2,088,370

		Utilities—32.7%
1,000	M	Asheville Water Sys. Rev. 5% 8/1/2025	1,036,730
150	M	Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*	159,800
1,080	M	Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022	1,138,968
1,180	M	Concord Utilities Sys. Rev. 5% 12/1/2027 (when-issued)	1,215,695
250	M	Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*	265,882
500	M	Greenville Combined Enterprise Sys. Rev. 5 1/2% 3/1/2009*	517,136
1,000	M	Mooresville Enterprise Sys. Rev. 5% 5/1/2025	996,550
1,000	M	North Carolina Eastern Municipal Pwr. Agy. Rev. 5 1/4% 1/1/2022	1,042,510
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 5% 6/1/2027	1,009,300
1,00	M	Shelby Enterprise Sys. Rev. 5% 5/1/2022	1,010,500

			8,393,071

		Other Revenue—1.5%
250	M	Cumberland County Finance Corp. Installment Pmt. Rev.
		(Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017	257,525
140	M	Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010	140,351

			397,876

Total Value of Municipal Bonds (cost $25,203,843)			25,451,148

		SHORT-TERM TAX EXEMPT INVESTMENTS—.8%
200	M	Mecklenburg County COP
		Adjustable Rate Note 2.1%** (cost $200,000)	200,000

Total Value of Municipal Investments (cost $25,403,843)		99.8%	25,651,148
Other Assets, Less Liabilities		.2	48,194

Net Assets		100.0%	$25,699,342

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2008.

Summary of Abbreviations:

COP	Certificate of Participation

56	See notes to financial statements

Fund Expenses
OHIO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,004.63	$3.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.13	$3.77

Expense Example – Class B Shares
Actual	$1,000.00	$1,001.11	$7.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

57

Portfolio of Investments
OHIO INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.1%
		Education—13.1
$ 1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
		5 1/4% 10/1/2020	$ 1,034,150
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,028,570
1,000	M	University Akron Gen. Receipts 6% 1/1/2010*	1,055,650

			3,118,370

		General Obligations—79.5%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,133,150
500	M	Avon Local School District 6 1/2% 12/1/2015	580,855
1,000	M	Beaver Creek Local School District 6.6% 12/1/2015	1,140,580
1,000	M	Central Solid Waste Auth. 5% 12/1/2022	1,031,470
1,000	M	Cleveland Municipal School District 5 1/4% 12/1/2023	1,052,280
1,000	M	Clyde-Green Springs Exmp. Vlg. School Dist. 5% 12/1/2027	1,029,100
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021	1,038,820
1,000	M	Fairfield County 5% 12/1/2025	1,024,010
1,000	M	Gallia County Local School District 4 3/4% 12/1/2024	1,020,450
1,000	M	Greene County 5 1/4% 12/1/2030	1,040,630
655	M	Jefferson County Jail Construction 5 3/4% 12/1/2019	749,464
1,000	M	Jefferson Local School District (Madison Cnty.) 5% 12/1/2025	1,020,840
1,000	M	Licking County Joint Voc. School District 5% 12/1/2020	1,028,630
1,300	M	Lorain 5 1/2% 12/1/2018	1,377,012
1,000	M	New Albany Capital Facilities 5% 12/1/2026	1,019,510
1,000	M	St. Marys City School District 5% 12/1/2025	1,036,350
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,040,400
1,000	M	Westerville 5% 12/1/2024	1,031,780
500	M	Youngstown 6% 12/1/2010*	542,325

			18,937,656

		Health Care—2.1%
500	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5 1/2% 9/1/2011	507,555

58

Principal
Amount		Security		Value

		Utilities—4.4%
$ 500	M	Cleveland Waterworks Rev. 5% 1/1/2025		$ 518,750
500	M	Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018		521,065

				1,039,815

Total Value of Municipal Bonds (cost $22,969,114)			99.1%	23,603,396
Other Assets, Less Liabilities			.9	212,995

Net Assets			100.0%	$23,816,391

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	59

Fund Expenses
OREGON INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,001.77	$4.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.52
Expense Example – Class B Shares
Actual	$1,000.00	$ 998.91	$7.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.90	$8.02

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

60

Portfolio of Investments
OREGON INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.9%
		Certificates of Participation—8.2%
		Oregon State Dept. of Administrative Services:
$ 500	M	5 1/4% 5/1/2017	$ 527,580
1,000	M	5% 5/1/2021	1,044,590
500	M	5% 5/1/2030	508,935
1,000	M	5% 11/1/2030	1,005,410

			3,086,515

		Education—9.2%
200	M	Chemeketa Community College District 6.4% 7/1/2009	200,498
1,250	M	Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022	1,278,063
		Oregon State Facs. Authority Revenue:
1,000	M	College in Student Housing Proj. 5% 7/1/2035	964,130
1,000	M	Williamette Univ. Proj. 5 1/8% 10/1/2025	1,012,290

			3,454,981

		General Obligations—47.6%
		Clackamas Community College District:
1,000	M	5% 5/1/2023	1,023,340
1,000	M	5% 5/1/2024	1,020,050
1,500	M	Clackamas County 5% 6/1/2023	1,550,055
1,000	M	Columbia Gorge Community College 5% 6/15/2023	1,022,940
1,000	M	Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024	1,011,610
1,055	M	Gresham 5 3/8% 6/1/2017	1,120,336
1,000	M	Jackson County School District #549C 5% 12/15/2027	1,028,040
635	M	Jefferson County School District #509J 5 1/4% 6/15/2019	656,920
245	M	La Grande 5 5/8% 6/1/2011	248,234
100	M	Linn County School District #55, 5 1/2% 6/15/2011*	106,889
1,000	M	Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035	1,009,020
1,000	M	Oregon State Board Of Higher Education Series “A”
		5% 8/1/2029	1,023,890
760	M	Polk Marion & Benton Counties School District #13J
		5 5/8% 6/15/2010*	802,233
1,000	M	Rogue Community College District 5% 6/15/2024	1,021,750
600	M	Southwestern Community College Dist. 6.05% 6/1/2010*	637,410
1,765	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,823,510

61

Portfolio of Investments (continued)
OREGON INSURED TAX EXEMPT FUND
JUNE 30, 2008

Principal
Shares		Security	Value

		General Obligations (continued)
$ 600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5 1/4% 6/1/2016	$ 652,956
1,000	M	Washington County 5% 6/1/2024	1,029,580
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,044,720

			17,833,483

		Health Care—2.6%
1,000	M	Deschutes County Hosp. Facs. Rev. 5 3/8% 1/1/2035	989,550

		Transportation—4.2%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028	1,027,460
500	M	Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*	536,075

			1,563,535

		Utilities—18.2%
440	M	Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*	468,538
1,000	M	Eugene Elec.Utility Rev. 5% 8/1/2021 (when-issued)	1,044,240
600	M	Eugene Water Utility System 5.8% 8/1/2010*	637,572
250	M	Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008	250,365
		Portland Sewer System Revenue:
300	M	Series “A” 5 1/4% 6/1/2020	315,741
1,000	M	Series “B” 5% 6/15/2027	1,017,690
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	1,017,320
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5 1/4% 7/1/2029	1,027,010
1,000	M	Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024	1,051,330

			6,829,806

		Other Revenue—9.9%
1,000	M	Keizer 5.2% 6/1/2031	990,700
		Oregon State Administrative Services Lottery Revenue:
500	M	5 3/4% 4/1/2009*	519,570
1,000	M	5% 4/1/2027	1,035,030
		Portland Urban Renewal & Redevelopment:
405	M	Oregon Conv. Ctr. Series “A” 5 1/2% 6/15/2020	421,188
700	M	South Parks Blocks Series “A” 5 3/4% 6/15/2017	737,051

			3,703,539

Total Value of Municipal Bonds (cost $37,262,247)			37,461,409

62

Principal
Amount		Security		Value

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.9%
$ 700	M	Oregon State Veterans Welfare GO
		Adjustable Rate Note 1.7%** (cost $700,000)		$ 700,000

Total Value of Municipal Investments (cost $37,962,247)			101.8%	38,161,409
Excess of Liabilities Over Other Assets			(1.8)	(669,259)

Net Assets			100.0%	$37,492,150

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2008.

Summary of Abbreviations:

GO	General Obligation

See notes to financial statements	63

Fund Expenses
PENNSYLVANIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$ 997.45	$4.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.52

Expense Example – Class B Shares
Actual	$1,000.00	$ 993.97	$7.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.90	$8.02

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

64

Portfolio of Investments
PENNSYLVANIA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.4%
		Education—9.0%
$ 1,000	M	Lycoming Cnty. Auth. Rev. (Penn College of Tech.)
		5 1/2% 10/1/2032	$ 1,056,280
1,000	M	Pennsylvania State Higher Educ. Assistance Agy.
		6 1/8% 12/15/2010*	1,076,950
1,410	M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
		5 1/2% 6/15/2014	1,470,263

			3,603,493

		General Obligations—41.4%
1,000	M	Bedford County 5% 9/1/2028	1,016,180
1,000	M	Bensalem Twp. 5% 6/1/2026	1,021,580
1,000	M	Bensalem Twp. School Dist. 5 1/4% 6/15/2025	1,036,820
1,000	M	Bentworth School District 5% 3/15/2028	1,023,670
1,000	M	Catasauqua Area School District 5% 2/15/2026	1,029,290
1,000	M	Chambersburg School District 5% 3/1/2024	1,023,290
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,032,430
1,000	M	Jim Thorpe School District 5% 3/15/2027	1,027,410
1,065	M	Mifflin County 5 1/2% 9/1/2020	1,099,155
1,000	M	Northeastern York School District 5% 4/1/2029	1,011,930
1,000	M	Owen J. Roberts School District 5% 5/15/2023	1,038,130
1,000	M	Pennsbury School District 5% 8/1/2025	1,029,510
1,000	M	Philadelphia Series “A” 5 1/4% 12/15/2027	1,046,660
1,085	M	Pittsburgh 5 1/2% 9/1/2014	1,125,286
1,000	M	Radnor Twp. School District 5% 2/15/2032	1,012,870
1,000	M	Scranton School District 5% 7/15/2027	1,032,130

			16,606,341

		Health Care—5.1%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,065,330
1,000	M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
		5.7% 11/15/2011 †	978,300

			2,043,630

		Transportation—6.7%
1,620	M	Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020	1,640,299
1,000	M	Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022	1,041,890

			2,682,189

65

Portfolio of Investments (continued)
PENNSYLVANIA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		Utilities—14.5%
$ 1,000	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	$ 1,007,830
1,000	M	Erie Sewer Authority Rev. 5 7/8% 6/1/2010*	1,058,150
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	2,706,225
1,000	M	Reading Area Wtr. Auth. 5% 12/1/2027	1,026,720

			5,798,925

		Other Revenue—20.7%
		Pennsylvania State Tpk. Oil Franchise Tax Revenue:
1,000	M	Series “A” 5% 12/1/2024	1,017,010
1,000	M	Series “C” 5% 12/1/2025	1,025,260
2,000	M	Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/2% 10/1/2011*	2,168,940
1,000	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series “A”
		5 1/2% 12/1/2019	1,082,810
		Philadelphia Redev. Neighborhood Transformation Series “A”:
1,000	M	5 1/2% 4/15/2016	1,013,860
1,000	M	5 1/2% 4/15/2019	1,007,710
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
		6.05% 4/1/2014	1,001,780

			8,317,370

Total Value of Municipal Bonds (cost $38,370,099)			39,051,948

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.5%
		Adjustable Rate Notes**
200	M	Allentown Comm. & Indl. Dev. 1.65%	200,000
400	M	Delaware County Indl. Dev. Auth. 2.56%	400,000

Total Value of Short-Term Tax Exempt Investments (cost $600,000)			600,000

Total Value of Municipal Investments (cost $38,970,099)		98.9%	39,651,948
Other Assets, Less Liabilities		1.1	428,958

Net Assets		100.0%	$40,080,906

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates are determined and reset periodically by the issuer and are the rates in effect at June 30, 2008.
† Payments of principal and interest is being made by Municipal Bond Investors Assurance
Insurance Corporation, the provider of the credit support.

66	See notes to financial statements

Fund Expenses
VIRGINIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/08)	(6/30/08)	(1/1/08–6/30/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,000.67	$4.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.38	$4.52

Expense Example – Class B Shares
Actual	$1,000.00	$ 996.96	$7.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.90	$8.02

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total value of investments.

67

Portfolio of Investments
VIRGINIA INSURED TAX EXEMPT FUND
June 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.4%
		Certificates of Participation—3.0%
$ 1,000	M	Prince Williams County 5% 9/1/2022	$ 1,033,780

		General Obligations—24.1%
1,000	M	Hampton 5 3/4% 2/1/2010*	1,067,080
1,065	M	Harrisonburg Public Safety & Steam Plant Series “A”
		5% 7/15/2020	1,103,298
		Manassas Park:
1,000	M	5% 4/1/2025	1,021,960
1,000	M	5% 1/1/2027	1,032,040
1,000	M	Portsmouth 5% 4/1/2027	1,021,150
1,000	M	Richmond 5 1/2% 1/15/2017	1,062,740
1,000	M	Roanoke Public Impt. Series “A” 5 1/4% 10/1/2020	1,059,560
1,000	M	Waynesboro 5% 1/15/2034	1,010,360

			8,378,188

		Health Care—6.3%
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series “A” 5 1/2% 7/1/2021	1,048,100
1,000	M	Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017	1,150,910

			2,199,010

		Transportation—7.7%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,029,330
1,585	M	Norfolk Airport Auth. 5 3/8% 7/1/2015	1,655,025

			2,684,355

		Utilities—26.1%
575	M	Bristol Utility Sys. Rev. 5 3/4% 7/15/2015	650,825
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2038	1,014,570
1,000	M	Newport News Water Rev. 4 3/4% 6/1/2025	1,018,880
1,000	M	Norfolk Water Rev. 5 7/8% 11/1/2015	1,001,650
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018	522,165
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	762,990
		Spotsylvania County Water & Sewer Revenue:
1,000	M	5% 6/1/2026	1,034,180
1,000	M	5% 6/1/2027	1,030,410
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025	1,033,350
1,000	M	Virginia St. Res. Auth. Infrastructure Rev. 5% 11/1/2038	1,017,700

			9,086,720

68

Principal
Amount		Security	Value

		Other Revenue—31.2%
$ 1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031	$ 1,025,730
1,000	M	Culpeper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026	1,012,710
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5 5/8% 11/1/2015	526,280
1,000	M	Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2012*	1,079,810
1,000	M	Montgomery County Indl. Dev. Auth. Series “C” 6% 1/15/2011*	1,080,900
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,032,350
1,000	M	Riverside Regl. Jail Auth. 5% 7/1/2028	1,012,280
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,029,930
	M	Southwest Regional Jail Authority Revenue:
1,000	M	5 1/8% 9/1/2021	1,001,950
1,000	M	5 1/8% 9/1/2022	998,430
1,000	M	Stafford County Indl. Dev. Authority Rev. 5 1/4% 8/1/2031	1,033,180

			10,833,550

Total Value of Municipal Bonds (cost $33,650,867)		98.4%	34,215,603
Other Assets, Less Liabilities		1.6	571,426

Net Assets		100.0%	$34,787,029

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	69

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

			S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D
	INSURED	INSURED
	TAX EXEMPT	TAX EXEMPT II	ARIZONA	CALIFORNIA	COLORADO	CONNECTICUT	GEORGIA
Assets
Investments in securities:
At identified cost	$680,381,119	$136,383,059	$ 11,145,393	$ 25,984,899	$ 6,029,615	$ 39,252,764	$ 7,075,213

At value (Note 1A)	$718,003,129	$137,630,907	$ 11,256,639	$ 26,665,127	$ 6,242,386	$ 39,685,143	$ 7,248,862
Cash	—	189,404	207,150	51,875	76,950	87,130	—
Receivables:
Interest.	11,078,156	1,507,718	207,384	416,928	40,576	563,845	101,960
Investment securities sold	—	1,121,327	—	434,500	—	1,033,583	257,718
Shares sold	210,951	130,681	—	269,464	—	976	286
Other assets	133,279	9,665	1,111	2,462	648	2,515	819

Total Assets	729,425,515	140,589,702	11,672,284	27,840,356	6,360,560	41,373,192	7,609,645

Liabilities
Cash overdraft	1,483,958	—	—	—	—	—	124,801
Payables:
Investment securities purchased	18,597,894	8,379,759	—	434,381	—	3,039,014	—
Dividends payable	594,401	89,152	17,306	29,528	6,328	29,183	13,696
Shares redeemed.	739,396	297,821	108,402	15,650	107,343	107,083	80,834
Accrued advisory fees	318,901	59,063	1,494	10,870	147	14,407	2,334
Accrued shareholder servicing costs.	34,268	6,970	773	1,133	536	1,536	446
Accrued expenses	44,176	6,792	6,212	6,232	4,147	4,351	2,976

Total Liabilities	21,812,994	8,839,557	134,187	497,794	118,501	3,195,574	225,087

Net Assets	$707,612,521	$131,750,145	$ 11,538,097	$ 27,342,562	$ 6,242,059	$ 38,177,618	$ 7,384,558

Net Assets Consist of:
Capital paid in	$667,963,691	$130,828,514	$ 11,430,513	$ 26,726,212	$ 5,945,979	$ 37,796,551	$ 7,215,034
Undistributed net investment income	846,419	69,927	799	28,195	1,967	30,045	3,353
Accumulated net realized gain (loss) on investments	1,180,401	(396,144)	(4,461)	(92,073)	81,342	(81,357)	(7,478)
Net unrealized appreciation in value of investments	37,622,010	1,247,848	111,246	680,228	212,771	432,379	173,649

Total	$707,612,521	$131,750,145	$ 11,538,097	$ 27,342,562	$ 6,242,059	$ 38,177,618	$ 7,384,558

Net Assets:
Class A	$700,304,411	$121,915,428	$ 10,362,381	$ 26,210,015	$ 5,695,304	$ 36,032,999	$ 6,871,894
Class B	$ 7,308,110	$ 9,834,717	$ 1,175,716	$ 1,132,547	$ 546,755	$ 2,144,619	$ 512,664
Shares of beneficial interest outstanding (Note 2):
Class A	73,268,160	8,115,019	814,525	2,239,201	434,490	2,802,467	525,809
Class B	766,026	654,325	92,368	96,699	41,688	167,089	39,206
Net asset value and redemption price
per share – Class A.	$ 9.56	$ 15.02	$ 12.72	$ 11.71	$ 13.11	$ 12.86	$ 13.07

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 10.14	$ 15.94	$ 13.50	$ 12.42	$ 13.91	$ 13.64	$ 13.87

Net asset value and offering price per share – Class B
(Note 2)	$ 9.54	$ 15.03	$ 12.73	$ 11.71	$ 13.12	$ 12.84	$ 13.08

*On purchases of $100,000 or more, the sales charge is reduced.

70	See notes to financial statements	71

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	MARYLAND	MASSACHUSETTS	MICHIGAN	MINNESOTA	MISSOURI	NEW JERSEY
Assets
Investments in securities:
At identified cost	$ 19,428,621	$ 24,425,083	$ 28,081,315	$ 18,369,756	$ 10,910,093	$ 51,165,858

At value (Note 1A)	$ 19,307,057	$ 24,865,003	$ 28,981,045	$ 18,625,486	$ 11,092,463	$ 52,568,478
Cash	115,639	—	386,173	—	33,680	1,406,149
Receivables:
Interest.	375,586	361,325	330,742	373,539	144,408	819,377
Investment securities sold	—	—	—	246,319	—	—
Shares sold	1,092	7,881	2,749	—	—	144,306
Other assets	1,502	2,575	2,659	1,682	1,070	4,308

Total Assets	19,800,876	25,236,784	29,703,368	19,247,026	11,271,621	54,942,618

Liabilities
Cash overdraft	—	88,332	—	194,885	—	—
Payables:
Investment securities purchased	—	—	—	245,694	—	1,031,850
Dividends payable	24,937	20,106	34,282	8,703	16,102	46,175
Shares redeemed.	195	—	7,543	—	59,463	10,134
Accrued advisory fees	5,350	8,004	8,874	3,019	2,495	22,360
Accrued shareholder servicing costs.	987	1,254	1,361	666	524	2,225
Accrued expenses	5,617	12,452	11,419	3,550	4,259	14,634

Total Liabilities	37,086	130,148	63,479	456,517	82,843	1,127,378

Net Assets	$ 19,763,790	25,106,636	$ 29,639,889	$ 18,790,509	$ 11,188,778	$ 53,815,240

Net Assets Consist of:
Capital paid in	$ 19,807,812	$ 24,605,258	$ 28,702,550	$ 18,646,782	$ 10,968,950	$ 52,389,645
Undistributed net investment income	27,010	11,029	37,978	3,684	10,156	17,231
Accumulated net realized gain (loss) on investments	50,532	50,429	(369)	(115,687)	27,302	5,744
Net unrealized appreciation (depreciation) in value
of investments	(121,564)	439,920	899,730	255,730	182,370	1,402,620
Total	$ 19,763,790	$ 25,106,636	$ 29,639,889	$ 18,790,509	$ 11,188,778	$ 53,815,240

Net Assets:
Class A	$ 17,355,618	$ 23,500,211	$ 27,901,399	$ 18,431,831	$ 9,272,419	$ 50,297,272
Class B	$ 2,408,172	$ 1,606,425	$ 1,738,490	$ 358,678	$ 1,916,359	$ 3,517,968
Shares of beneficial interest outstanding (Note 2):
Class A	1,347,429	2,065,049	2,361,169	1,598,660	694,969	4,056,560
Class B	186,794	141,053	147,248	31,078	143,564	283,886
Net asset value and redemption price
per share – Class A.	$ 12.88	$ 11.38	$ 11.82	$ 11.53	$ 13.34	$ 12.40

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 13.67	$ 12.07	$ 12.54	$ 12.23	$ 14.15	$ 13.16

Net asset value and offering price per share – Class B
(Note 2)	$ 12.89	$ 11.39	$ 11.81	$ 11.54	$ 13.35	$ 12.39

*On purchases of $100,000 or more, the sales charge is reduced.

72	See notes to financial statements	73

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

Assets
Investments in securities:
At identified cost	$144,087,340	$ 25,403,843	$ 22,969,114	$ 37,962,247	$ 38,970,099	$ 33,650,867

At value (Note 1A)	$148,965,619	$ 25,651,148	$ 23,603,396	$ 38,161,409	$ 39,651,948	$ 34,215,603
Cash	166,007	1,145	54,477	82,297	34,695	168,265
Receivables:
Interest.	2,305,487	257,938	156,465	328,675	455,523	574,428
Investment securities sold	3,564,126	1,027,774	—	—	—	—
Shares sold	91,950	5,771	38,312	9,061	7,514	1,374
Other assets	21,057	1,773	2,432	2,693	3,020	2,325

Total Assets	155,114,246	26,945,549	23,855,082	38,584,135	40,152,700	34,961,995

Liabilities
Payables:
Investment securities purchased	5,599,610	1,201,936	—	1,034,290	—	—
Dividends payable	132,120	19,132	21,564	24,331	46,843	39,811
Shares redeemed.	261,130	13,038	522	5,065	455	114,945
Accrued advisory fees	67,216	6,122	5,175	17,004	18,314	11,529
Accrued shareholder servicing costs.	6,775	1,105	1,132	1,932	1,746	1,582
Accrued expenses	23,311	4,874	10,298	9,363	4,436	7,099

Total Liabilities	6,090,162	1,246,207	38,691	1,091,985	71,794	174,966

Net Assets	$149,024,084	$ 25,699,342	$ 23,816,391	$ 37,492,150	$ 40,080,906	$ 34,787,029

Net Assets Consist of:
Capital paid in	$144,388,194	$ 25,410,774	$ 23,113,741	$ 37,202,302	$ 39,235,080	$ 34,280,094
Undistributed net investment income	1,255	21,877	782	12,454	34,740	4,748
Accumulated net realized gain (loss) on investments	(243,644)	19,386	67,586	78,232	129,237	(62,549)
Net unrealized appreciation in value of investments	4,878,279	247,305	634,282	199,162	681,849	564,736

Total	$149,024,084	$ 25,699,342	$ 23,816,391	$ 37,492,150	$ 40,080,906	$ 34,787,029

Net Assets:
Class A	$145,198,662	$ 22,956,250	$ 21,806,669	$ 35,679,909	$ 38,000,433	$ 33,386,770
Class B	$ 3,825,422	$ 2,743,092	$ 2,009,722	$ 1,812,241	$ 2,080,473	$ 1,400,259
Shares of beneficial interest outstanding (Note 2):
Class A	10,437,032	1,782,089	1,800,878	2,820,245	3,054,402	2,664,932
Class B	275,243	213,028	165,818	143,504	167,095	112,030
Net asset value and redemption price
per share – Class A.	$ 13.91	$ 12.88	$ 12.11	$ 12.65	$ 12.44	$ 12.53

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 14.76	$ 13.67	$ 12.85	$ 13.42	$ 13.20	$ 13.29

Net asset value and offering price per share – Class B
(Note 2)	$ 13.90	$ 12.88	$ 12.12	$ 12.63	$ 12.45	$ 12.50

*On purchases of $100,000 or more, the sales charge is reduced.

74	See notes to financial statements	75

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2008

			S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D
	INSURED	INSURED
	TAX EXEMPT	TAX EXEMPT II	ARIZONA	CALIFORNIA	COLORADO	CONNECTICUT	GEORGIA
Investment Income
Interest income.	$ 18,760,129	$ 2,912,661	$ 355,347	$ 658,289	$ 218,240	$ 898,570	$ 271,073
Expenses (Notes 1 and 5):
Advisory fees	2,125,437	382,455	45,864	81,541	27,993	114,624	33,948
Distribution plan expenses – Class A	1,062,606	175,674	20,885	38,925	12,972	54,053	15,627
Distribution plan expenses – Class B	36,792	51,845	6,822	6,153	3,416	10,863	4,488
Shareholder servicing costs	239,237	48,979	5,574	8,057	3,976	10,853	3,018
Professional fees.	38,491	14,415	4,753	4,695	3,187	6,493	3,527
Registration fees	22,246	20,318	2,743	1,587	1,099	1,084	1,098
Custodian fees	28,199	6,200	2,983	1,761	1,214	3,978	1,273
Reports to shareholders	28,496	5,209	1,092	1,259	949	1,473	758
Trustees’ fees	20,158	3,560	441	655	272	1,069	328
Other expenses	77,213	16,305	5,245	5,875	4,807	8,893	5,087
Total expenses	3,678,875	724,960	96,402	150,508	59,885	213,383	69,152
Less: Expenses waived.	(228,667)	(44,620)	(39,440)	(29,047)	(25,104)	(33,129)	(26,810)
Expenses paid indirectly.	(10,992)	(6,111)	(956)	(1,669)	(1,080)	(739)	(1,180)
Net expenses	3,439,216	674,229	56,006	119,792	33,701	179,515	41,162
Net investment income.	15,320,913	2,238,432	299,341	538,497	184,539	719,055	229,911
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain (loss) on investments	749,529	461,576	(71,086)	(113,569)	84,442	(81,528)	(3,186)
Net unrealized depreciation of investments	(16,020,942)	(2,231,408)	(307,600)	(507,247)	(199,228)	(627,447)	(231,700)
Net loss on investments	(15,271,413)	(1,769,832)	(378,686)	(620,816)	(114,786)	(708,975)	(234,886)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$ 49,500	$ 468,600	$ (79,345)	$ (82,319)	$ 69,753	$ 10,080	$ (4,975)

76	See notes to financial statements	77

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2008

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	MARYLAND	MASSACHUSETTS	MICHIGAN	MINNESOTA	MISSOURI	NEW JERSEY
Investment Income
Interest income.	$ 486,347	$ 617,175	$ 727,971	$ 406,373	$ 324,403	$ 1,280,177
Expenses (Notes 1 and 5):
Advisory fees	61,767	77,694	89,245	53,027	42,215	161,070
Distribution plan expenses – Class A	27,122	36,411	41,913	25,866	18,112	74,901
Distribution plan expenses – Class B	12,538	8,119	9,031	2,157	9,985	18,779
Shareholder servicing costs	6,713	8,905	9,076	4,629	3,209	17,043
Professional fees.	5,295	6,272	8,782	4,975	3,543	13,766
Registration fees	2,335	3,565	2,619	1,099	1,496	1,100
Custodian fees	1,911	2,020	2,308	1,527	948	3,747
Reports to shareholders	1,285	1,403	1,521	1,084	902	2,148
Trustees’ fees	584	726	835	488	403	1,509
Other expenses	6,004	6,655	5,564	6,043	5,647	9,638
Total expenses	125,554	151,770	170,894	100,895	86,460	303,701
Less: Expenses waived.	(39,097)	(46,896)	(29,651)	(38,633)	(31,228)	(35,112)
Expenses paid indirectly.	(475)	(2,074)	(1,071)	(1,563)	(1,052)	(438)
Net expenses	85,982	102,800	140,172	60,699	54,180	268,151
Net investment income.	400,365	514,375	587,799	345,674	270,223	1,012,026
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain (loss) on investments	18,967	37,471	45,317	13,601	37,241	(39,459)
Net unrealized depreciation of investments	(592,136)	(461,125)	(665,346)	(315,339)	(244,397)	(929,139)
Net loss on investments	(573,169)	(423,654)	(620,029)	(301,738)	(207,156)	(968,598)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$ (172,804)	$ 90,721	$ (32,230)	$ 43,936	$ 63,067	$ 43,428

78	See notes to financial statements	79

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2008

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

Investment Income
Interest income.	$ 3,608,727	$ 597,830	$ 563,103	$ 839,886	$ 999,001	$ 803,980
Expenses (Notes 1 and 5):
Advisory fees	452,201	77,106	71,014	110,172	123,957	103,209
Distribution plan expenses – Class A	219,705	34,210	32,454	52,370	58,652	49,482
Distribution plan expenses – Class B	21,319	14,475	10,177	9,052	11,090	7,074
Shareholder servicing costs	48,721	8,226	8,623	13,527	12,773	11,139
Professional fees.	17,143	4,041	5,218	5,180	9,260	7,538
Registration fees	2,250	1,128	1,100	1,094	1,100	1,100
Custodian fees	5,235	1,819	2,080	2,558	2,088	2,158
Reports to shareholders	5,599	1,433	1,388	1,950	1,815	1,615
Trustees’ fees	4,241	721	891	1,058	1,542	962
Other expenses	21,147	7,014	4,830	8,586	7,641	8,018
Total expenses	797,561	150,173	137,775	205,547	229,918	192,295
Less: Expenses waived.	(52,757)	(42,529)	(40,684)	(31,771)	(35,152)	(31,348)
Expenses paid indirectly.	(5,548)	(1,139)	(1,211)	(2,223)	(1,066)	(1,215)
Net expenses	739,256	106,505	95,880	171,553	193,700	159,732
Net investment income.	2,869,471	491,325	467,223	668,333	805,301	644,248
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized gain (loss) on investments	(63,315)	11,995	23,289	125,847	94,978	(68,068)
Net unrealized depreciation of investments	(2,905,177)	(480,681)	(384,476)	(711,846)	(995,961)	(562,523)
Net loss on investments	(2,968,492)	(468,686)	(361,187)	(585,999)	(900,983)	(630,591)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$ (99,021)	$ 22,639	$ 106,036	$ 82,334	$ (95,682)	$ 13,657

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D
	INSURED		INSURED
	TAX EXEMPT		TAX EXEMPT II		ARIZONA		CALIFORNIA

	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 15,320,913	$ 29,717,694	$ 2,238,432	$ 4,474,337	$ 299,341	$ 659,462	$ 538,497	$ 1,073,219
Net realized gain (loss) on investments and swap agreements	749,529	1,161,229	461,576	(857,720)	(71,086)	104,731	(113,569)	76,070
Net unrealized depreciation of investments
and swap agreements	(16,020,942)	(7,046,779)	(2,231,408)	(634,572)	(307,600)	(310,775)	(507,247)	(447,535)
Net increase (decrease) in net assets resulting
from operations	49,500	23,832,144	468,600	2,982,045	(79,345)	453,418	(82,319)	701,754
Distributions to Shareholders
Net investment income – Class A	(15,105,113)	(29,370,250)	(2,069,778)	(4,091,005)	(280,037)	(605,412)	(520,442)	(1,030,642)
Net investment income – Class B	(130,056)	(159,791)	(146,285)	(340,815)	(22,560)	(56,801)	(20,362)	(49,466)
Net realized gains – Class A	—	—	—	—	—	(34,486)	—	(52,802)
Net realized gains – Class B	—	—	—	—	—	(3,622)	—	(2,615)

Total distributions.	(15,235,169)	(29,530,041)	(2,216,063)	(4,431,820)	(302,597)	(700,321)	(540,804)	(1,135,525)

Trust Share Transactions *
Class A:
Proceeds from shares sold	15,954,418	10,662,829	15,969,887	29,929,822	2,055,241	1,549,281	3,031,911	4,047,264
Value of shares issued for acquisition**	—	66,049,631	—	—	—	—	—	—
Reinvestment of distributions.	11,536,701	22,560,732	1,610,511	3,096,893	193,229	481,613	355,369	690,025
Cost of shares redeemed	(35,363,412)	(74,603,431)	(10,068,201)	(30,945,301)	(4,870,748)	(3,209,375)	(2,253,302)	(5,254,009)

	(7,872,293)	24,669,761	7,512,197	2,081,414	(2,622,278)	(1,178,481)	1,133,978	(516,720)
Class B:
Proceeds from shares sold	511,302	182,154	357,485	557,760	20,000	50,183	23,872	100,937
Value of shares issued for acquisition**	—	7,047,204	—	—	—	—	—	—
Reinvestment of distributions.	99,613	115,405	108,445	249,087	11,180	27,384	9,108	24,065
Cost of shares redeemed	(1,017,613)	(2,060,346)	(1,650,541)	(3,283,248)	(247,670)	(515,881)	(245,299)	(621,622)

	(406,698)	5,284,417	(1,184,611)	(2,476,401)	(216,490)	(438,314)	(212,319)	(496,620)

Net increase (decrease) from trust share transactions	(8,278,991)	29,954,178	6,327,586	(394,987)	(2,838,768)	(1,616,795)	921,659	(1,013,340)

Net increase (decrease) in net assets	(23,464,660)	24,256,281	4,580,123	(1,844,762)	(3,220,710)	(1,863,698)	298,536	(1,447,111)
Net Assets
Beginning of period	731,077,181	706,820,900	127,170,022	129,014,784	14,758,807	16,622,505	27,044,026	28,491,137

End of period †	$ 707,612,521	$ 731,077,181	$ 131,750,145	$ 127,170,022	$ 11,538,097	$ 14,758,807	$ 27,342,562	$ 27,044,026

Includes undistributed net investment income of	$ 846,419	$ 760,674	$ 69,927	$ 47,558	$ 799	$ 4,055	$ 28,195	$ 30,502

Trust Shares Issued and Redeemed
Class A:
Sold	1,647,263	1,097,294	1,057,427	1,966,910	156,858	117,812	256,570	335,679
Issued for acquisition**	—	6,866,870	—	—	—	—	—	—
Issued for distributions reinvested	1,197,003	2,317,178	107,620	203,858	15,123	36,740	30,246	57,423
Redeemed.	(3,635,676)	(7,668,951)	(668,782)	(2,045,533)	(377,916)	(245,392)	(189,651)	(436,810)

Net increase (decrease) in Class A trust shares outstanding.	(791,410)	2,612,391	496,265	125,235	(205,935)	(90,840)	97,165	(43,708)

Class B:
Sold	53,210	18,852	23,691	36,642	1,508	3,799	2,003	8,390
Issued for acquisition**	—	734,281	—	—	—	—	—	—
Issued for distributions reinvested	10,355	11,888	7,245	16,388	875	2,089	775	2,000
Redeemed.	(104,684)	(212,276)	(109,131)	(216,492)	(19,096)	(39,264)	(20,783)	(51,696)

Net increase (decrease) in Class B trust shares outstanding.	(41,119)	552,745	(78,195)	(163,462)	(16,713)	(33,376)	(18,005)	(41,306)

** See Note 7.

82	See notes to financial statements	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	COLORADO		CONNECTICUT		GEORGIA		MARYLAND

	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 184,539	$ 361,457	$ 719,055	$ 1,414,367	$ 229,911	$ 470,498	$ 400,365	$ 875,254
Net realized gain (loss) on investments and swap agreements	84,442	(8,499)	(81,528)	171	(3,186)	76,714	18,967	233,945
Net unrealized depreciation of investments
and swap agreements	(199,228)	(52,502)	(627,447)	(318,542)	(231,700)	(185,620)	(592,136)	(603,803)
Net increase (decrease) in net assets resulting
from operations	69,753	300,456	10,080	1,095,996	(4,975)	361,592	(172,804)	505,396

Distributions to Shareholders
Net investment income – Class A	(171,940)	(347,727)	(682,141)	(1,311,234)	(213,534)	(439,651)	(367,009)	(760,110)
Net investment income – Class B	(11,162)	(23,907)	(33,300)	(82,658)	(15,091)	(35,534)	(41,848)	(100,859)
Net realized gains – Class A	—	—	—	—	—	(41,222)	—	(183,127)
Net realized gains – Class B	—	—	—	—	—	(3,967)	—	(26,932)

Total distributions.	(183,102)	(371,634)	(715,441)	(1,393,892)	(228,625)	(520,374)	(408,857)	(1,071,028)

Trust Share Transactions *
Class A:
Proceeds from shares sold	794,042	1,023,993	2,819,111	5,577,655	695,522	898,514	618,978	1,252,213
Reinvestment of distributions.	130,409	251,812	510,818	958,654	120,763	289,332	230,664	635,636
Cost of shares redeemed	(4,006,452)	(815,008)	(2,692,189)	(5,909,004)	(4,269,223)	(1,457,904)	(1,504,332)	(3,705,718)

	(3,082,001)	460,797	637,740	627,305	(3,452,938)	(270,058)	(654,690)	(1,817,869)

Class B:
Proceeds from shares sold	8,095	64,912	125,847	125,804	100	—	300	185,901
Reinvestment of distributions.	9,020	16,531	27,689	56,241	9,034	22,665	31,670	92,860
Cost of shares redeemed	(191,656)	(52,308)	(214,796)	(1,210,561)	(487,344)	(108,796)	(269,290)	(1,412,336)

	(174,541)	29,135	(61,260)	(1,028,516)	(478,210)	(86,131)	(237,320)	(1,133,575)

Net increase (decrease) from trust share transactions	(3,256,542)	489,932	576,480	(401,211)	(3,931,148)	(356,189)	(892,010)	(2,951,444)

Net increase (decrease) in net assets	(3,369,891)	418,754	(128,881)	(699,107)	(4,164,748)	(514,971)	(1,473,671)	(3,517,076)

Net Assets
Beginning of period	9,611,950	9,193,196	38,306,499	39,005,606	11,549,306	12,064,277	21,237,461	24,754,537

End of period †	$ 6,242,059	$ 9,611,950	$ 38,177,618	$ 38,306,499	$ 7,384,558	$ 11,549,306	$ 19,763,790	$ 21,237,461

Includes undistributed net investment income of	$ 1,967	$ 529	$ 30,045	$ 26,431	$ 3,353	$ 2,067	$ 27,010	$ 35,502

Trust Shares Issued and Redeemed
Class A:
Sold	59,911	77,403	215,977	426,995	52,395	66,894	47,774	93,221
Issued for distributions reinvested	9,912	18,978	39,649	73,384	9,182	21,606	17,819	47,521
Redeemed.	(302,735)	(61,525)	(208,325)	(452,957)	(324,172)	(109,056)	(115,341)	(276,079)

Net increase (decrease) in Class A trust shares outstanding	(232,912)	34,856	47,301	47,422	(262,595)	(20,556)	(49,748)	(135,337)

Class B:
Sold	603	4,851	9,703	9,676	7	—	23	13,682
Issued for distributions reinvested	685	1,245	2,153	4,313	687	1,693	2,445	6,937
Redeemed.	(14,466)	(3,914)	(16,548)	(92,844)	(37,121)	(8,104)	(20,798)	(104,768)

Net increase (decrease) in Class B trust shares outstanding	(13,178)	2,182	(4,692)	(78,855)	(36,427)	(6,411)	(18,330)	(84,149)

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	MASSACHUSETTS		MICHIGAN		MINNESOTA		MISSOURI

	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 514,375	$ 1,030,806	$ 587,799	$ 1,198,749	$ 345,674	$ 652,612	$ 270,223	$ 585,382
Net realized gain (loss) on investments and swap agreements .	37,471	84,350	45,317	(45,686)	13,601	(85,534)	37,241	(4,325)
Net unrealized depreciation of investments
and swap agreements	(461,125)	(410,939)	(665,346)	(319,438)	(315,339)	(81,088)	(244,397)	(164,665)
Net increase (decrease) in net assets resulting
from operations	90,721	704,217	(32,230)	833,625	43,936	485,990	63,067	416,392
Distributions to Shareholders
Net investment income – Class A	(499,853)	(977,309)	(560,585)	(1,137,874)	(342,332)	(631,692)	(238,041)	(507,591)
Net investment income – Class B	(27,681)	(65,242)	(29,582)	(63,261)	(7,085)	(18,215)	(32,466)	(69,238)
Net realized gains – Class A	—	(68,429)	—	—	—	—	—	—
Net realized gains – Class B	—	(4,879)	—	—	—	—	—	—

Total distributions.	(527,534)	(1,115,859)	(590,167)	(1,201,135)	(349,417)	(649,907)	(270,507)	(576,829)

Trust Share Transactions *
Class A:
Proceeds from shares sold	2,085,206	2,979,967	1,383,904	3,009,194	2,731,550	1,424,490	357,369	1,082,806
Reinvestment of distributions.	387,980	836,837	373,035	761,546	288,948	525,003	141,027	277,239
Cost of shares redeemed	(2,683,669)	(3,324,282)	(1,333,419)	(4,380,596)	(359,186)	(1,688,334)	(3,365,845)	(2,860,096)

	(210,483)	492,522	423,520	(609,856)	2,661,312	261,159	(2,867,449)	(1,500,051)

Class B:
Proceeds from shares sold	36,492	71,649	45,151	—	7	18,075	20,000	37,472
Reinvestment of distributions.	22,525	61,111	11,626	26,430	5,993	16,501	26,077	50,658
Cost of shares redeemed	(150,682)	(589,217)	(127,795)	(198,284)	(167,967)	(117,638)	(127,348)	(656,924)

	(91,665)	(456,457)	(71,018)	(171,854)	(161,967)	(83,062)	(81,271)	(568,794)

Net increase (decrease) from trust share transactions	(302,148)	36,065	352,502	(781,710)	2,499,345	178,097	(2,948,720)	(2,068,845)

Net increase (decrease) in net assets	(738,961)	(375,577)	(269,895)	(1,149,220)	2,193,864	14,180	(3,156,160)	(2,229,282)

Net Assets
Beginning of period	25,845,597	26,221,174	29,909,784	31,059,004	16,596,645	16,582,465	14,344,938	16,574,220

End of period †	$ 25,106,636	$ 25,845,597	$ 29,639,889	$ 29,909,784	$ 18,790,509	$ 16,596,645	$ 11,188,778	$ 14,344,938

Includes undistributed net investment income of	$ 11,029	$ 24,188	$ 37,978	40,346	$ 3,684	$ 7,427	$ 10,156	$ 10,440

Trust Shares Issued and Redeemed
Class A:
Sold	181,015	257,039	115,400	249,659	235,126	121,227	26,453	79,944
Issued for distributions reinvested	34,015	72,190	31,370	63,215	24,961	44,846	10,563	20,506
Redeemed.	(235,295)	(286,852)	(111,454)	(364,112)	(30,775)	(144,417)	(251,292)	(211,839)

Net increase (decrease) in Class A trust shares outstanding	(20,265)	42,377	35,316	(51,238)	229,312	21,656	(214,276)	(111,389)

Class B:
Sold	3,186	6,170	3,766	—	—	1,540	1,484	2,744
Issued for distributions reinvested	1,974	5,264	979	2,195	518	1,408	1,952	3,744
Redeemed.	(13,176)	(50,950)	(10,684)	(16,539)	(14,304)	(9,993)	(9,508)	(48,480)

Net decrease in Class B trust shares outstanding.	(8,016)	(39,516)	(5,939)	(14,344)	(13,786)	(7,045)	(6,072)	(41,992)

86	See notes to financial statements	87

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	NEW JERSEY		NEW YORK		NORTH CAROLINA		OHIO

	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,012,026	$ 2,152,340	$ 2,869,471	$ 5,988,439	$ 491,325	$ 985,841	$ 467,223	$ 942,246
Net realized gain (loss) on investments and swap agreements	(39,459)	341,109	(63,315)	462,416	11,995	44,766	23,289	164,440
Net unrealized depreciation of investments
and swap agreements	(929,139)	(961,603)	(2,905,177)	(1,988,573)	(480,681)	(298,655)	(384,476)	(318,953)
Net increase (decrease) in net assets resulting
from operations	43,428	1,531,846	(99,021)	4,462,282	22,639	731,952	106,036	787,733
Distributions to Shareholders
Net investment income – Class A	(972,498)	(2,019,705)	(2,817,706)	(5,869,565)	(443,898)	(870,009)	(436,382)	(869,584)
Net investment income – Class B	(59,454)	(139,751)	(66,594)	(170,069)	(45,639)	(114,275)	(33,897)	(79,991)
Net realized gains – Class A	—	(272,877)	—	—	—	(32,684)	—	(109,253)
Net realized gains – Class B	—	(23,029)	—	—	—	(4,691)	—	(10,889)

Total distributions.	(1,031,952)	(2,455,362)	(2,884,300)	(6,039,634)	(489,537)	(1,021,659)	(470,279)	(1,069,717)

Trust Share Transactions *
Class A:
Proceeds from shares sold	2,515,380	3,293,773	5,309,987	10,545,785	1,280,784	3,066,462	1,060,610	1,820,682
Reinvestment of distributions.	721,478	1,719,050	2,015,475	4,144,113	338,850	677,152	316,758	711,658
Cost of shares redeemed	(2,459,079)	(10,429,969)	(7,348,315)	(24,897,464)	(1,152,434)	(2,720,934)	(850,497)	(2,556,014)

	777,779	(5,417,146)	(22,853)	(10,207,566)	467,200	1,022,680	526,871	(23,674)

Class B:
Proceeds from shares sold	40,153	192,320	67,172	216,691	24,307	44,220	1,300	31,450
Reinvestment of distributions.	43,202	115,715	56,115	129,429	38,567	101,056	24,308	66,177
Cost of shares redeemed	(731,970)	(934,234)	(1,102,071)	(1,257,348)	(421,860)	(1,063,549)	(108,531)	(896,655)

	(648,615)	(626,199)	(978,784)	(911,228)	(358,986)	(918,273)	(82,923)	(799,028)

Net increase (decrease) from trust share transactions	129,164	(6,043,345)	(1,001,637)	(11,118,794)	108,214	104,407	443,948	(822,702)

Net increase (decrease) in net assets	(859,360)	(6,966,861)	(3,984,958)	(12,696,146)	(358,684)	(185,300)	79,705	(1,104,686)

Net Assets
Beginning of period	54,674,600	61,641,461	153,009,042	165,705,188	26,058,026	26,243,326	23,736,686	24,841,372

End of period †	$ 53,815,240	$ 54,674,600	$ 149,024,084	$ 153,009,042	$ 25,699,342	$ 26,058,026	$ 23,816,391	$ 23,736,686

Includes undistributed net investment income of	$ 17,231	$ 37,157	$ 1,255	$ 16,083	$ 21,877	$ 20,089	$ 782	$ 3,838

Trust Shares Issued and Redeemed
Class A:
Sold	200,552	259,873	376,167	742,653	98,420	234,364	87,048	147,732
Issued for distributions reinvested	58,001	135,689	144,030	292,629	26,253	51,621	26,117	57,858
Redeemed.	(195,836)	(822,288)	(521,298)	(1,755,820)	(88,533)	(208,002)	(69,844)	(208,187)

Net increase (decrease) in Class A trust shares outstanding	62,717	(426,726)	(1,101)	(720,538)	36,140	77,983	43,321	(2,597)

Class B:
Sold	3,216	15,192	4,750	15,342	1,885	3,356	107	2,569
Issued for distributions reinvested	3,474	9,137	4,013	9,148	2,990	7,705	2,002	5,374
Redeemed.	(57,985)	(73,674)	(77,849)	(88,781)	(32,309)	(81,085)	(8,789)	(72,597)

Net decrease in Class B trust shares outstanding.	(51,295)	(49,345)	(69,086)	(64,291)	(27,434)	(70,024)	(6,680)	(64,654)

88	See notes to financial statements	89

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	OREGON		PENNSYLVANIA		VIRGINIA

	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to	1/1/08 to	1/1/07 to
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 668,333	$ 1,257,242	$ 805,301	$ 1,717,529	$ 644,248	$ 1,243,822
Net realized gain (loss) on investments and swap agreements	125,847	(47,615)	94,978	124,787	(68,068)	147,306
Net unrealized depreciation of investments
and swap agreements	(711,846)	(311,178)	(995,961)	(556,637)	(562,523)	(529,820)
Net increase (decrease) in net assets resulting
from operations	82,334	898,449	(95,682)	1,285,679	13,657	861,308

Distributions to Shareholders
Net investment income – Class A	(635,976)	(1,206,811)	(769,496)	(1,636,923)	(620,341)	(1,207,878)
Net investment income – Class B	(26,444)	(63,160)	(35,862)	(80,799)	(21,474)	(46,128)
Net realized gains – Class A	—	—	—	(85,589)	—	(135,821)
Net realized gains – Class B	—	—	—	(4,940)	—	(6,236)

Total distributions.	(662,420)	(1,269,971)	(805,358)	(1,808,251)	(641,815)	(1,396,063)

Trust Share Transactions *
Class A:
Proceeds from shares sold	3,453,916	6,007,994	1,311,612	2,654,041	2,244,458	4,108,022
Reinvestment of distributions.	490,821	917,314	500,274	1,076,579	390,451	852,780
Cost of shares redeemed	(1,970,196)	(3,876,174)	(2,786,452)	(7,087,772)	(1,281,915)	(3,652,685)

	1,974,541	3,049,134	(974,566)	(3,357,152)	1,352,994	1,308,117

Class B:
Proceeds from shares sold	36,978	98,855	27,186	62,896	28,087	43,626
Reinvestment of distributions.	24,363	60,014	24,946	58,686	18,039	42,298
Cost of shares redeemed	(59,184)	(729,288)	(240,476)	(571,597)	(108,584)	(49,230)

	2,157	(570,419)	(188,344)	(450,015)	(62,458)	36,694

Net increase (decrease) from trust share transactions	1,976,698	2,478,715	(1,162,910)	(3,807,167)	1,290,536	1,344,811

Net increase (decrease) in net assets	1,396,612	2,107,193	(2,063,950)	(4,329,739)	662,378	810,056

Net Assets
Beginning of period	36,095,538	33,988,345	42,144,856	46,474,595	34,124,651	33,314,595

End of period †	$ 37,492,150	$ 36,095,538	$ 40,080,906	$ 42,144,856	$ 34,787,029	$ 34,124,651

Includes undistributed net investment income of	$ 12,454	$ 6,540	$ 34,740	$ 34,798	$ 4,748	$ 2,315

Trust Shares Issued and Redeemed
Class A:
Sold	270,689	467,392	103,725	209,098	177,207	320,715
Issued for distributions reinvested	38,734	71,436	39,938	84,674	31,076	66,639
Redeemed.	(153,960)	(302,050)	(221,361)	(558,713)	(101,330)	(284,272)

Net increase (decrease) in Class A trust shares outstanding .	155,463	236,778	(77,698)	(264,941)	106,953	103,082

Class B:
Sold	2,926	7,663	2,161	4,929	2,219	3,387
Issued for distributions reinvested	1,926	4,682	1,990	4,612	1,439	3,312
Redeemed.	(4,652)	(56,888)	(18,995)	(44,944)	(8,502)	(3,896)

Net increase (decrease) in Class B trust shares outstanding	200	(44,543)	(14,844)	(35,403)	(4,844)	2,803

90	See notes to financial statements	91

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Insured Tax Exempt Funds, comprising the Arizona, California, Colorado, Connecticut, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal Alternative Minimum Tax (“AMT”).

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Insured Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Board has approved a change recommended by management to the policies of each Fund. Specifically, effective May 1, 2008, the policies of each Fund will provide that, under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”). Thus, the Funds will no longer be required to ensure that all municipal bonds that they purchase are insured. Nor will they be required to restrict their investments to securities

92

that are insured by companies that have a top tier rating by an NRSRO. To the extent that the Funds invest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality. Prior to May 1, 2008, when an issuer has not provided insurance, the Funds obtained insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds’ policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2008 is as follows:

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Fund	Total	Prices	Inputs	Inputs
Insured Tax Exempt	$718,003,129	—	$718,003,129	—
Insured Tax Exempt II	137,630,907	—	137,630,907	—
Arizona	11,256,639	—	11,256,639	—
California	26,665,127	—	26,665,127	—
Colorado	6,242,386	—	6,242,386	—
Connecticut	39,685,143	—	39,685,143	—
Georgia	7,248,862	—	7,248,862	—
Maryland	19,307,057	—	19,307,057	—
Massachusetts	24,865,003	—	24,865,003	—
Michigan	28,981,045	—	28,981,045	—
Minnesota	18,625,486	—	18,625,486	—
Missouri	11,092,463	—	11,092,463	—
New Jersey	52,568,478	—	52,568,478	—
New York	148,965,619	—	148,965,619	—
North Carolina	25,651,148	—	25,651,148	—
Ohio	23,603,396	—	23,603,396	—
Oregon	38,161,409	—	38,161,409	—
Pennsylvania	39,651,948	—	39,651,948	—
Virginia	34,215,603	—	34,215,603	—

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

94

At December 31, 2007, capital loss carryovers were as follows:

		Year Capital Loss
		Carryovers Expire
Fund	Total	2012	2015
Insured Tax Exempt II	$857,720	$—	$857,720
Colorado	7,187	—	7,187
Michigan	45,686	—	45,686
Minnesota	129,288	43,754	85,534
Missouri	9,939	5,614	4,325
New York	180,329	180,329	—
Oregon	28,704	—	28,704

Effective June 29, 2007, the Funds adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years 2004 to 2007 and has determined the adoption of FIN 48 had no impact on the financial statements of the Funds.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based on the identified cost basis

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2008, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $38,856 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2008, the Funds’ expense reduction under these arrangements amounted to $2,945.

F. Derivatives—The Funds may invest in derivatives such as inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At June 30, 2008, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

96

The Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the years ended December 31, 2005, 2004, and 2003, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the years ended December 31, 2005, 2004, and 2003 have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. There were no swap agreements open as of June 30, 2008.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares

97

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions—For the six months ended June 30, 2008, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Insured Tax Exempt	$163,941,963	$151,146,614
Insured Tax Exempt II	107,086,194	103,348,786
Arizona	4,416,663	7,833,146
California	10,473,806	9,209,748
Colorado	2,021,625	5,237,048
Connecticut	11,506,163	9,141,518
Georgia	1,525,715	5,347,512
Maryland	2,285,793	4,384,114
Massachusetts	3,055,990	2,788,875
Michigan	4,064,562	3,841,893
Minnesota	3,349,405	569,509
Missouri	990,690	3,724,419
New Jersey	10,642,395	10,998,165
New York	20,579,125	19,845,773
North Carolina	7,407,886	7,013,752
Ohio	5,068,916	4,318,811
Oregon	8,313,383	5,265,631
Pennsylvania	7,689,140	9,063,146
Virginia	7,857,828	6,347,066

98

At June 30, 2008, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Insured Tax Exempt	$680,381,119	$39,182,145	$1,560,135	$37,622,010
Insured Tax Exempt II	136,383,059	1,817,734	569,886	1,247,848
Arizona	11,145,393	250,961	139,715	111,246
California	25,984,899	803,212	122,984	680,228
Colorado	6,029,615	218,214	5,443	212,771
Connecticut	39,252,764	686,367	253,988	432,379
Georgia	7,075,213	215,694	42,045	173,649
Maryland	19,428,621	257,139	378,703	(121,564)
Massachusetts	24,425,083	643,850	203,930	439,920
Michigan	28,081,315	946,549	46,819	899,730
Minnesota	18,369,756	309,332	53,602	255,730
Missouri	10,910,093	209,153	26,783	182,370
New Jersey	51,165,858	1,569,395	166,775	1,402,620
New York	144,087,340	5,243,734	365,455	4,878,279
North Carolina	25,403,843	423,474	176,169	247,305
Ohio	22,969,114	665,951	31,669	634,282
Oregon	37,962,247	499,828	300,666	199,162
Pennsylvania	38,970,099	861,022	179,173	681,849
Virginia	33,650,867	770,620	205,884	564,736

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2008, total trustees fees accrued by the Funds amounted to $40,443.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion.

For the six months ended June 30, 2008, FIMCO has voluntarily waived advisory fees in excess of .53% for Insured Tax Exempt Fund, Insured Tax Exempt Fund II and New York Insured Tax Exempt Fund. In addition, for the six months ended

99

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2008

June 30, 2008, FIMCO has voluntarily waived advisory fees to limit each of the other Funds’ overall expense ratio, excluding interest expense, on Class A and Class B shares as follows: for Arizona, Colorado, Georgia, Minnesota and Missouri, 67% on Class A and 1.37% on Class B; for California, .85% on Class A and 1.55% on Class B; for Connecticut, Michigan, Oregon, Pennsylvania and Virginia, .90% on Class A and 1.60% on Class B; for Maryland, Massachusetts, North Carolina and Ohio, .75% on Class A and 1.45% on Class B; and for New Jersey, .95% on Class A and 1.65% on Class B. For the six months ended June 30, 2008, advisory fees accrued by the Funds to FIMCO were $4,234,539 of which $881,675 was waived as noted above.

For the six months ended June 30, 2008, FIC, as underwriter, received $1,266,171 in commissions from the sale of shares of the Funds after allowing $104,345 to other dealers. Shareholder servicing costs included $381,834 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2008, total distribution plan fees accrued to FIC by the Funds amounted to $2,306,115.

6. Fund Reorganizations—At the close of business on August 10, 2007, First Investors Insured Tax Exempt Fund acquired all of the net assets of the First Investors Florida Insured Tax Exempt Fund and the First Investors Insured Intermediate Tax Exempt Fund in connection with tax-free reorganization that was approved by the Board. The Insured Tax Exempt Fund issued 2,629,703 Class A shares and 201,821 Class B shares to the Florida Insured Tax Exempt Fund and 4,237,167 Class A shares and 532,460 Class B shares to the Insured Intermediate Tax Exempt Fund. In return, it received net assets of $27,231,011 from Florida Insured Tax Exempt Fund (which included $862,888 of unrealized appreciation and $122,992 in accumulated net realized gains) and $45,865,824 in net assets from Insured Intermediate Tax Exempt Fund (which included $240,601 of unrealized appreciation and $854,001 in accumulated net realized losses). The Insured Tax Exempt Fund’s shares were issued at their current net asset values as of the date of the reorganizations. The aggregate net assets of the Insured Tax Exempt Fund, Florida Insured Tax Exempt Fund and Insured Intermediate Tax Exempt Fund immediately before the acquisition were $734,753,622 consisting of Insured Tax Exempt Fund $661,656,787 ($659,581,032 Class A and $2,075,755 Class B), Florida Insured Tax Exempt Fund $27,231,011

100

($25,294,047 Class A and $1,936,964 Class B) and Insured Intermediate Tax Exempt Fund $45,865,824 ($40,755,584 Class A and $5,110,240 Class B), respectively.

Effective June 2, 2008, the Single State Insured Tax Exempt Arizona, Colorado, Georgia and Missouri Funds and effective July 1, 2008, the Maryland Insured Tax Exempt Fund, were closed to new investments, except for systematic or automated investments and dividend reinvestments. This action has been taken because management plans to seek approval from the Funds’ Board to liquidate the Funds due to their extremely small asset size and limited prospects for growth. Management expects to seek such approval from the Board in August of this year and for the liquidations to occur shortly thereafter. A shareholder vote is not required to liquidate the Funds.

7. New Accounting Pronouncements—In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

101

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

INSURED TAX EXEMPT FUND

Class A
2003	$10.46	$.425	$.037	$.462	$.422	$.080	$.502	$10.42	4.50%	$882,285	1.02%		1.02%		4.06%		1.11%		3.97%		25%
2004	10.42	.418	(.169)	.249	.419	—	.419	10.25	2.47	824,507	1.01		1.01		4.08		1.15		3.94		27
2005	10.25	.409	(.236)	.173	.408	.025	.433	9.99	1.72	759,815	1.01		1.01		4.02		1.13		3.90		24
2006	9.99	.411	(.079)	.332	.408	.054	.462	9.86	3.41	704,319	1.10	(c)	1.10	(c)	4.14		1.14	(c)	4.10		22
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(c)	1.04	(c)	4.20		1.10	(c)	4.14		38
2008(b)	9.77	.206	(.211)	(.005)	.205	—	.205	9.56	(.05)	700,304.95		†	.96	†	4.29	†	1.02	†	4.23	†	21
Class B
2003	10.45	.344	.036	.380	.350	.080	.430	10.40	3.70	4,576	1.75		1.75		3.33		1.84		3.24		25
2004	10.40	.336	(.159)	.177	.347	—	.347	10.23	1.76	3,588	1.74		1.74		3.35		1.88		3.21		27
2005	10.23	.329	(.228)	.101	.336	.025	.361	9.97	1.00	3,073	1.74		1.74		3.29		1.86		3.17		24
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(c)	1.83	(c)	3.41		1.87	(c)	3.37		22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(c)	1.74	(c)	3.50		1.80	(c)	3.44		38
2008(b)	9.75	.173	(.213)	(.040)	.170	—	.170	9.54	(.42)	7,308	1.65	†	1.66	†	3.59	†	1.72	†	3.53	†	21

INSURED TAX EXEMPT FUND II

Class A
2003	$15.27	$.526	$.231	$.757	$.527	$.090	$.617	$15.41	5.04%	$80,300	1.00%		1.01%		3.43%		1.48%		2.95%		120%
2004	15.41	.535	.123	.658	.531	.117	.648	15.42	4.36	83,555	1.00		1.01		3.47		1.46		3.01		115
2005	15.42	.523	.050	.573	.523	.140	.663	15.33	3.77	101,741	1.00		1.01		3.37		1.46		2.91		114
2006	15.33	.532	.192	.724	.538	.136	.674	15.38	4.82	115,234	1.00		1.01		3.47		1.18		3.29		112
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47		1.07		3.39		118
2008(b)	15.23	.268	(.212)	.056	.266	—	.266	15.02	.39	121,915	1.00	†	1.01	†	3.57	†	1.08	†	3.50	†	82
Class B
2003	15.26	.412	.230	.642	.412	.090	.502	15.40	4.26	17,392	1.75		1.76		2.68		2.23		2.20		120
2004	15.40	.419	.129	.548	.411	.117	.528	15.42	3.62	16,439	1.75		1.76		2.72		2.21		2.26		115
2005	15.42	.408	.045	.453	.403	.140	.543	15.33	2.97	16,091	1.75		1.76		2.62		2.21		2.16		114
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72		1.93		2.54		112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77		1.77		2.69		118
2008(b)	15.23	.219	(.207)	.012	.212	—	.212	15.03	.09	9,835	1.70	†	1.71	†	2.87	†	1.78	†	2.80	†	82

SINGLE STATE INSURED TAX EXEMPT FUND

ARIZONA FUND

Class A
2003	$13.98	$.552	$.101	$.653	$.556	$.087	$.643	$13.99	4.77	$21,709.75%			.76%		3.95%		1.20%		3.50%		43%
2004	13.99	.552	(.074)	.478	.550	.048	.598	13.87	3.51	17,911.75			.76		3.96		1.18		3.53		15
2005	13.87	.547	(.270)	.277	.551	.226	.777	13.37	2.04	15,086.75			.76		3.99		1.23		3.51		14
2006	13.37	.537	(.032)	.505	.532	.083	.615	13.26	3.87	14,734.75			.77		4.03		1.16		3.62		29
2007	13.26	.538	(.156)	.382	.540	.032	.572	13.07	2.95	13,333.67			.68		4.10		1.14		3.63		43
2008(b)	13.07	.255	(.347)	(.092)	.258	—	.258	12.72	(.70)	10,362.67		†	.68	†	3.99	†	1.20	†	3.47	†	30
Class B
2003	13.98	.445	.100	.545	.448	.087	.535	13.99	3.96	3,121	1.50		1.51		3.20		1.95		2.75		43
2004	13.99	.449	(.079)	.370	.442	.048	.490	13.87	2.71	2,523	1.50		1.51		3.21		1.93		2.78		15
2005	13.87	.445	(.268)	.177	.451	.226	.677	13.37	1.30	2,235	1.50		1.51		3.24		1.98		2.76		14
2006	13.37	.438	(.030)	.408	.435	.083	.518	13.26	3.11	1,889	1.50		1.52		3.28		1.91		2.87		29
2007	13.26	.449	(.163)	.286	.444	.032	.476	13.07	2.21	1,426	1.37		1.38		3.40		1.84		2.93		43
2008(b)	13.07	.213	(.341)	(.128)	.212	—	.212	12.73	(.97)	1,176	1.37	†	1.38	†	3.29	†	1.90	†	2.77	†	30

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

CALIFORNIA FUND

Class A
2003	$12.47	$.481	$.063	$.544	$.479	$.025	$.504	$12.51	4.45%	$26,977.75%			.76%		3.87%		1.20%		3.42%		81%
2004	12.51	.480	.002	.482	.472	—	.472	12.52	3.96	25,873.85			.86		3.86		1.16		3.55		30
2005	12.52	.474	(.151)	.323	.480	.173	.653	12.19	2.63	26,536.85			.86		3.81		1.17		3.49		59
2006	12.19	.470	.027	.497	.461	.056	.517	12.17	4.16	26,592.85			.86		3.84		1.07		3.62		30
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89		1.06		3.68		49
2008(b)	11.98	.236	(.269)	(.033)	.237	—	.237	11.71	(.27)	26,210.85		†	.86	†	4.00	†	1.08	†	3.78	†	35
Class B
2003	12.47	.387	.061	.448	.383	.025	.408	12.51	3.65	3,511	1.50		1.51		3.12		1.95		2.67		81
2004	12.51	.388	(.002)	.386	.376	—	.376	12.52	3.15	3,046	1.60		1.61		3.11		1.91		2.80		30
2005	12.52	.384	(.147)	.237	.384	.173	.557	12.20	1.92	2,571	1.60		1.61		3.06		1.92		2.74		59
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09		1.82		2.87		30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19		1.76		2.98		49
2008(b)	11.99	.203	(.287)	(.084)	.196	—	.196	11.71	(.70)	1,133	1.55†	†	1.56	†	3.30	†	1.78	†	3.08	†	35

COLORADO FUND

Class A
2003	$13.75	$.560	$.126	$.686	$.556	$ —	$.556	$13.88	5.09%	$11,956.60%			.61%		4.07%		1.29%		3.38%		46%
2004	13.88	.564	(.089)	.475	.555	—	.555	13.80	3.51	9,705.60			.61		4.06		1.25		3.41		7
2005	13.80	.548	(.234)	.314	.564	—	.564	13.55	2.32	9,675.60			.62		4.01		1.27		3.34		3
2006	13.55	.551	(.028)	.523	.542	.111	.653	13.42	3.95	8,486.65			.67		4.09		1.25		3.49		19
2007	13.42	.522	(.095)	.427	.537	—	.537	13.31	3.27	8,881.67			.69		3.93		1.18		3.42		22
2008(b)	13.31	.265	(.202)	.063	.263	—	.263	13.11	.48	5,695.67		†	.69	†	4.01	†	1.23	†	3.47	†	22
Class B
2003	13.74	.456	.122	.578	.448	—	.448	13.87	4.28	1,678	1.35		1.36		3.32		2.04		2.63		46
2004	13.87	.466	(.089)	.377	.447	—	.447	13.80	2.78	1,146	1.35		1.36		3.31		2.00		2.66		7
2005	13.80	.449	(.243)	.206	.456	—	.456	13.55	1.51	1,032	1.35		1.37		3.26		2.02		2.59		3
2006	13.55	.463	(.046)	.417	.436	.111	.547	13.42	3.14	707	1.40		1.42		3.34		2.00		2.74		19
2007	13.42	.427	(.085)	.342	.442	—	.442	13.32	2.61	731	1.37		1.39		3.23		1.88		2.72		22
2008(b)	13.32	.229	(.213)	.016	.216	—	.216	13.12	.13	547	1.37	†	1.39	†	3.31	†	1.93	†	2.77	†	22

CONNECTICUT FUND

Class A
2003	$13.62	$.536	$.023	$.559	$.534	$.115	$.649	$13.53	4.19%	$31,234.85%			.86%		3.94%		1.20%		3.59%		25%
2004	13.53	.533	(.037)	.496	.526	—	.526	13.50	3.76	32,130.85			.86		3.97		1.18		3.64		45
2005	13.50	.515	(.186)	.329	.521	.068	.589	13.24	2.48	34,186.85			.86		3.84		1.18		3.51		38
2006	13.24	.498	(.002)	.496	.501	.045	.546	13.19	3.83	35,707.88			.89		3.77		1.08		3.57		32
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90			.91		3.75		1.06		3.59		27
2008(b)	13.09	.245	(.230)	.015	.245	—	.245	12.86	.12	36,033.90		†	.90	†	3.80	†	1.08	†	3.63†	†	24
Class B
2003	13.61	.434	.021	.455	.430	.115	.545	13.52	3.40	5,959	1.60		1.61		3.19		1.95		2.84		25
2004	13.52	.434	(.034)	.400	.430	—	.430	13.49	3.02	4,975	1.60		1.61		3.22		1.93		2.89		45
2005	13.49	.414	(.191)	.223	.425	.068	.493	13.22	1.68	4,115	1.60		1.61		3.09		1.93		2.76		38
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63		1.64		3.02		1.83		2.82		32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60		1.61		3.05		1.76		2.89		27
2008(b)	13.07	.200	(.232)	(.032)	.198	—	.198	12.84	(.24)	2,145	1.60	†	1.60	†	3.10	†	1.78	†	2.93	†	24

104	105

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

GEORGIA FUND

Class A
2003	$13.86	$.562	$.109	$.671	$.557	$.114	$.671	$13.86	4.94%	$ 9,633.60%			.61%		4.05%		1.26%		3.39%		20%
2004	13.86	.547	(.119)	.428	.548	—	.548	13.74	3.18	10,815.60			.62		4.00		1.24		3.36		32
2005	13.74	.547	(.205)	.342	.542	—	.542	13.54	2.53	11,567.60			.62		3.99		1.24		3.35		21
2006	13.54	.543	.006	.549	.549	—	.549	13.54	4.15	10,953.65			.67		4.04		1.17		3.52		18
2007	13.54	.544	(.111)	.433	.550	.053	.603	13.37	3.28	10,538.67			.69		4.07		1.14		3.60		36
2008(b)	13.37	.272	(.302)	(.030)	.270	—	.270	13.07	(.22)	6,872.67		†	.69	†	4.12	†	1.17	†	3.64	†	14
Class B
2003	13.84	.460	.103	.563	.449	.114	.563	13.84	4.13	1,564	1.35		1.36		3.30		2.01		2.64		20
2004	13.84	.447	(.117)	.330	.440	—	.440	13.73	2.45	1,295	1.35		1.37		3.25		1.99		2.61		32
2005	13.73	.444	(.199)	.245	.435	—	.435	13.54	1.81	1,287	1.35		1.37		3.24		1.99		2.60		21
2006	13.54	.446	(.004)	.442	.442	—	.442	13.54	3.33	1,111	1.40		1.42		3.29		1.92		2.77		18
2007	13.54	.454	(.117)	.337	.454	.053	.507	13.37	2.55	1,011	1.37		1.39		3.37		1.84		2.90		36
2008(b)	13.37	.259	(.327)	(.068)	.222	—	.222	13.08	(.51)	513	1.37	†	1.39	†	3.42	†	1.87	†	2.94	†	14

MARYLAND FUND

Class A
2003	$14.14	$.526	$.094	$.620	$.525	$.025	$.550	$14.21	4.47%	$26,934.85%			.86%		3.71%		1.18%		3.38%		27%
2004	14.21	.538	(.194)	.344	.524	—	.524	14.03	2.48	27,107.85			.86		3.83		1.18		3.50		15
2005	14.03	.527	(.209)	.318	.528	.010	.538	13.81	2.30	23,935.85			.87		3.76		1.21		3.40		27
2006	13.81	.529	(.040)	.489	.538	.171	.709	13.59	3.62	20,822.85			.87		3.83		1.13		3.55		20
2007	13.59	.532	(.218)	.314	.523	.131	.654	13.25	2.36	18,517.75			.76		3.96		1.11		3.60		9
2008(b)	13.25	.259	(.365)	(.106)	.264	—	.264	12.88	(.79)	17,356.75		†	.75	†	3.98	†	1.13	†	3.60	†	11
Class B
2003	14.14	.420	.102	.522	.417	.025	.442	14.22	3.75	6,033	1.60		1.61		2.96		1.93		2.63		27
2004	14.22	.436	(.200)	.236	.416	—	.416	14.04	1.70	5,180	1.60		1.61		3.08		1.93		2.75		15
2005	14.04	.423	(.212)	.211	.421	.010	.431	13.82	1.52	4,863	1.60		1.62		3.01		1.95		2.66		27
2006	13.82	.429	(.047)	.382	.441	.171	.612	13.59	2.82	3,932	1.60		1.62		3.08		1.88		2.80		20
2007	13.59	.449	(.223)	.226	.425	.131	.556	13.26	1.69	2,721	1.45		1.46		3.26		1.81		2.90		9
2008(b)	13.26	.218	(.371)	(.153)	.217	—	.217	12.89	(1.15)	2,408	1.45	†	1.45	†	3.28	†	1.83	†	2.90	†	11

MASSACHUSETTS FUND

Class A
2003	$12.30	$.484	$.103	$.587	$.482	$.165	$.647	$12.24	4.86%	$25,819.85%			.86%		3.93%		1.19%		3.59%		21%
2004	12.24	.465	(.139)	.326	.466	—	.466	12.10	2.74	25,329.85			.85		3.85		1.19		3.51		29
2005	12.10	.465	(.195)	.270	.456	.044	.500	11.87	2.27	23,220.85			.86		3.85		1.22		3.48		27
2006	11.87	.467	(.070)	.397	.462	.055	.517	11.75	3.42	24,004.78			.80		3.98		1.12		3.64		16
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75			.77		3.98		1.08		3.65		40
2008(b)	11.57	.228	(.184)	.044	.234	—	.234	11.38	.39	23,500.75		†	.77	†	4.02	†	1.13	†	3.66	†	11
Class B
2003	12.30	.392	.099	.491	.386	.165	.551	12.24	4.05	3,876	1.60		1.61		3.18		1.94		2.84		21
2004	12.24	.375	(.135)	.240	.370	—	.370	12.11	2.01	3,623	1.60		1.60		3.10		1.94		2.76		29
2005	12.11	.379	(.197)	.182	.368	.044	.412	11.88	1.52	2,781	1.60		1.61		3.10		1.97		2.73		27
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53		1.55		3.23		1.87		2.89		16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45		1.47		3.28		1.78		2.95		40
2008(b)	11.58	.191	(.187)	.004	.194	—	.194	11.39	.04	1,606	1.45	†	1.47	†	3.32	†	1.83	†	2.96	†	11

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

MICHIGAN FUND

Class A
2003	$13.03	$.535	$.061	$.596	$.541	$.055	$.596	$13.03	4.66%	$41,585.94%			.94%		4.11%		1.19%		3.86%		29%
2004	13.03	.523	(.240)	.283	.526	.007	.533	12.78	2.25	35,869.90			.90		4.07		1.19		3.78		23
2005	12.78	.523	(.224)	.299	.494	.235	.729	12.35	2.38	32,325.90			.91		4.10		1.20		3.80		36
2006	12.35	.487	(.044)	.443	.503	.080	.583	12.21	3.68	29,016.90			.91		3.96		1.11		3.75		39
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90			.90		3.97		1.09		3.78		26
2008(b)	12.07	.238	(.250)	(.012)	.238	—	.238	11.82	(.09)	27,901.90		†	.91	†	4.00	†	1.11	†	3.80	†	13
Class B
2003	13.01	.437	.063	.500	.445	.055	.500	13.01	3.91	1,686	1.69		1.69		3.36		1.94		3.11		29
2004	13.01	.425	(.238)	.187	.430	.007	.437	12.76	1.48	2,302	1.65		1.65		3.32		1.94		3.03		23
2005	12.76	.426	(.223)	.203	.398	.235	.633	12.33	1.61	2,238	1.65		1.66		3.35		1.95		3.05		36
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65		1.66		3.21		1.86		3.00		39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60		1.60		3.27		1.79		3.08		26
2008(b)	12.05	.197	(.243)	(.046)	.194	—	.194	11.81	(.38)	1,738	1.60	†	1.61	†	3.30	†	1.81	†	3.10	†	13

MINNESOTA FUND

Class A
2003	$12.08	$.499	$.083	$.582	$.492	—	$.492	$12.17	4.91%	$13,848.60%			.61%		4.14%		1.30%		3.44%		32%
2004	12.17	.496	(.091)	.405	.495	—	.495	12.08	3.42	14,287.60			.61		4.12		1.24		3.48		18
2005	12.08	.483	(.231)	.252	.492	—	.492	11.84	2.13	15,420.60			.62		4.03		1.25		3.38		31
2006	11.84	.472	.009	.481	.471	—	.471	11.85	4.16	15,967.65			.67		4.01		1.14		3.52		35
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67			.69		3.92		1.13		3.46		47
2008(b)	11.74	.226	(.207)	.019	.229	—	.229	11.53	.17	18,432.67		†	.69	†	3.92	†	1.12	†	3.49	†	3
Class B
2003	12.08	.407	.089	.496	.396	—	.396	12.18	4.17	1,194	1.35		1.36		3.39		2.05		2.69		32
2004	12.18	.408	(.089)	.319	.399	—	.399	12.10	2.68	1,122	1.35		1.36		3.37		1.99		2.73		18
2005	12.10	.405	(.240)	.165	.405	—	.405	11.86	1.38	719	1.35		1.37		3.28		2.00		2.63		31
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40		1.42		3.26		1.89		2.77		35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37		1.39		3.22		1.83		2.76		47
2008(b)	11.75	.200	(.220)	(.020)	.190	—	.190	11.54	(.17)	359	1.37	†	1.39	†	3.22	†	1.82	†	2.79	†	3

MISSOURI FUND

Class A
2003	$13.65	$.541	$.185	$.726	$.534	$.012	$.546	$13.83	5.43%	$ 8,158.60%			.61%		3.95%		1.35%		3.20%		22%
2004	13.83	.558	(.056)	.502	.552	—	.552	13.78	3.73	7,839.60			.61		4.07		1.28		3.39		7
2005	13.78	.533	(.154)	.379	.539	—	.539	13.62	2.79	11,123.60			.62		3.87		1.25		3.22		37
2006	13.62	.519	.059	.578	.528	—	.528	13.67	4.34	13,953.65			.67		3.84		1.14		3.35		73
2007	13.67	.526	(.128)	.398	.518	—	.518	13.55	2.99	12,317.67			.68		3.88		1.11		3.44		29
2008(b)	13.55	.266	(.212)	.054	.264	—	.264	13.34	.41	9,272.67		†	.69	†	3.94	†	1.13	†	3.50	†	7
Class B
2003	13.65	.438	.180	.618	.426	.012	.438	13.83	4.60	3,108	1.35		1.36		3.20		2.10		2.45		22
2004	13.83	.454	(.050)	.404	.444	—	.444	13.79	2.99	3,274	1.35		1.36		3.32		2.03		2.64		7
2005	13.79	.433	(.161)	.272	.432	—	.432	13.63	2.00	3,076	1.35		1.37		3.12		2.00		2.47		37
2006	13.63	.421	.060	.481	.431	—	.431	13.68	3.60	2,621	1.40		1.42		3.09		1.89		2.60		73
2007	13.68	.434	(.142)	.292	.422	—	.422	13.55	2.18	2,028	1.37		1.38		3.18		1.81		2.74		29
2008(b)	13.55	.218	(.200)	.018	.218	—	.218	13.35	.14	1,916	1.37	†	1.39	†	3.24	†	1.83	†	2.80	†	7

108	109

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

NEW JERSEY FUND

Class A
2003	$13.38	$.524	$.038	$.562	$.526	$.116	$.642	$13.30	4.28%	$63,407.96%			.96%		3.90%		1.16%		3.70%		34%
2004	13.30	.518	(.184)	.334	.514	—	.514	13.12	2.59	63,235.95			.95		3.95		1.15		3.75		28
2005	13.12	.494	(.186)	.308	.498	—	.498	12.93	2.39	61,161.95			.96		3.79		1.16		3.58		40
2006	12.93	.484	(.033)	.451	.480	.071	.551	12.83	3.57	56,712.95			.96		3.77		1.06		3.66		19
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95			.96		3.80		1.07		3.68		37
2008(b)	12.63	.238	(.225)	.013	.243	—	.243	12.40	.11	50,297.95		†	.95	†	3.82	†	1.08	†	3.69	†	20
Class B
2003	13.34	.424	.046	.470	.424	.116	.540	13.27	3.59	7,067	1.71		1.71		3.15		1.91		2.95		34
2004	13.27	.418	(.192)	.226	.406	—	.406	13.09	1.75	6,514	1.70		1.70		3.20		1.90		3.00		28
2005	13.09	.395	(.185)	.210	.390	—	.390	12.91	1.63	5,776	1.70		1.71		3.04		1.91		2.83		40
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70		1.71		3.02		1.81		2.91		19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65		1.66		3.10		1.77		2.98		37
2008(b)	12.62	.197	(.230)	(.033)	.197	—	.197	12.39	(.25)	3,518	1.65	†	1.65	†	3.12	†	1.78	†	2.99	†	20

NEW YORK FUND

Class A
2003	$14.90	$.596	$.042	$.638	$.585	$.123	$.708	$14.83	4.37%	$184,944.98%			.99%		3.99%		1.14%		3.84%		21%
2004	14.83	.570	(.219)	.351	.581	—	.581	14.60	2.44	177,975.97			.98		3.88		1.13		3.73		30
2005	14.60	.536	(.225)	.311	.541	—	.541	14.37	2.16	169,787.98			.99		3.70		1.14		3.55		49
2006	14.37	.543	(.044)	.499	.539	—	.539	14.33	3.55	159,859.97			.98		3.78		1.03		3.73		24
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96			.97		3.78		1.03		3.71		42
2008(b)	14.19	.269	(.279)	(.010)	.270	—	.270	13.91	(.07)	145,199.96		†	.97	†	3.83	†	1.04	†	3.76	†	13
Class B
2003	14.89	.485	.035	.520	.477	.123	.600	14.81	3.55	8,583	1.73		1.74		3.24		1.89		3.09		21
2004	14.81	.460	(.217)	.243	.473	—	.473	14.58	1.69	7,613	1.72		1.73		3.13		1.88		2.98		30
2005	14.58	.427	(.224)	.203	.433	—	.433	14.35	1.41	6,938	1.73		1.74		2.95		1.89		2.80		49
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72		1.73		3.03		1.78		2.98		24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66		1.67		3.08		1.73		3.01		42
2008(b)	14.18	.217	(.278)	(.061)	.219	—	.219	13.90	(.43)	3,825	1.66	†	1.67	†	3.13	†	1.74	†	3.06	†	13

NORTH CAROLINA FUND

Class A
2003	$13.57	$.536	$.145	$.681	$.537	$.084	$.621	$13.63	5.11%	$19,592.75%			.76%		3.94%		1.25%		3.44%		22%
2004	13.63	.530	(.108)	.422	.522	—	.522	13.53	3.18	21,430.75			.76		3.94		1.20		3.49		59
2005	13.53	.522	(.173)	.349	.528	.051	.579	13.30	2.62	22,561.75			.77		3.88		1.20		3.43		22
2006	13.30	.512	.035	.547	.506	.071	.577	13.27	4.20	22,128.75			.77		3.85		1.09		3.51		34
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75			.76		3.85		1.07		3.53		20
2008(b)	13.12	.252	(.240)	.012	.252	—	.252	12.88	.10	22,956.75		†	.76	†	3.90	†	1.09	†	3.57	†	28
Class B
2003	13.58	.434	.141	.575	.441	.084	.525	13.63	4.30	4,586	1.50		1.51		3.19		2.00		2.69		22
2004	13.63	.429	(.103)	.326	.426	—	.426	13.53	2.45	4,375	1.50		1.51		3.19		1.95		2.74		59
2005	13.53	.422	(.179)	.243	.432	.051	.483	13.29	1.82	4,576	1.50		1.52		3.13		1.95		2.68		22
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50		1.52		3.10		1.84		2.76		34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45		1.46		3.15		1.77		2.83		20
2008(b)	13.11	.206	(.232)	(.026)	.204	—	.204	12.88	(.19)	2,743	1.45	†	1.46	†	3.20	†	1.79	†	2.87	†	28

110	111

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

OHIO FUND

Class A
2003	$12.86	$.520	$.087	$.607	$.517	$ —	$.517	$12.95	4.82%	$23,032.75%			.75%		4.02%		1.20%		3.57%		32%
2004	12.95	.517	(.187)	.330	.510	—	.510	12.77	2.63	22,010.75			.76		4.06		1.19		3.62		24
2005	12.77	.510	(.264)	.246	.516	—	.516	12.50	1.96	21,696.75			.76		4.04		1.20		3.59		13
2006	12.50	.504	(.032)	.472	.506	.026	.532	12.44	3.86	21,889.75			.77		4.05		1.11		3.69		11
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75			.77		3.97		1.08		3.64		59
2008(b)	12.30	.244	(.189)	.055	.245	—	.245	12.11	.46	21,807.75		†	.76	†	4.01	†	1.10	†	3.67	†	19
Class B
2003	12.87	.425	.086	.511	.421	—	.421	12.96	4.04	4,304	1.50		1.50		3.27		1.95		2.82		32
2004	12.96	.422	(.198)	.224	.414	—	.414	12.77	1.78	3,658	1.50		1.51		3.31		1.94		2.87		24
2005	12.77	.416	(.256)	.160	.420	—	.420	12.51	1.27	3,382	1.50		1.51		3.29		1.95		2.84		13
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50		1.52		3.30		1.86		2.94		11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45		1.47		3.27		1.78		2.94		59
2008(b)	12.31	.202	(.189)	.013	.203	—	.203	12.12	.11	2,010	1.45	†	1.46	†	3.31	†	1.80	†	2.97	†	19

OREGON FUND

Class A
2003	$13.27	$.524	$.078	$.602	$.522	$ —	$.522	$13.35	4.63%	$25,726.75%			.76%		3.94%		1.22%		3.47%		4%
2004	13.35	.513	(.152)	.361	.511	—	.511	13.20	2.78	26,631.75			.76		3.89		1.21		3.43		15
2005	13.20	.490	(.161)	.329	.486	.073	.559	12.97	2.54	29,204.85			.86		3.72		1.22		3.35		44
2006	12.97	.480	.034	.514	.480	.004	.484	13.00	4.04	31,552.85			.87		3.73		1.10		3.48		41
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90			.91		3.65		1.08		3.47		29
2008(b)	12.86	.233	(.211)	.022	.232	—	.232	12.65	.18	35,680.90		†	.91	†	3.67	†	1.09	†	3.49	†	15
Class B
2003	13.25	.424	.092	.516	.426	—	.426	13.34	3.96	3,040	1.50		1.51		3.19		1.97		2.72		4
2004	13.34	.414	(.159)	.255	.415	—	.415	13.18	1.96	2,695	1.50		1.51		3.14		1.96		2.68		15
2005	13.18	.391	(.168)	.223	.390	.073	.463	12.94	1.71	2,537	1.60		1.61		2.97		1.97		2.60		44
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60		1.62		2.98		1.85		2.73		41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60		1.61		2.95		1.78		2.77		29
2008(b)	12.83	.189	(.204)	(.015)	.185	—	.185	12.63	(.11)	1,812	1.60	†	1.61	†	2.97	†	1.79	†	2.79	†	15

PENNSYLVANIA FUND

Class A
2003	$13.57	$.538	$.016	$.554	$.534	$.050	$.584	$13.54	4.17%	$45,155.90%			.90%		3.98%		1.15%		3.73%		12%
2004	13.54	.527	(.219)	.308	.528	—	.528	13.32	2.35	45,969.90			.90		3.95		1.16		3.69		24
2005	13.32	.514	(.217)	.297	.514	.173	.687	12.93	2.27	43,623.90			.91		3.90		1.18		3.62		37
2006	12.93	.503	(.005)	.498	.504	.064	.568	12.86	3.94	43,678.90			.91		3.89		1.08		3.71		38
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90			.91		3.91		1.06		3.75		40
2008(b)	12.72	.247	(.280)	(.033)	.247	—	.247	12.44	(.25)	38,000.90		†	.91	†	3.94	†	1.08	†	3.77	†	19
Class B
2003	13.55	.435	.024	.459	.429	.050	.479	13.53	3.45	3,534	1.65		1.65		3.23		1.90		2.98		12
2004	13.53	.427	(.227)	.200	.420	—	.420	13.31	1.52	3,453	1.65		1.65		3.20		1.91		2.94		24
2005	13.31	.384	(.216)	.168	.375	.173	.548	12.93	1.51	3,237	1.65		1.66		3.15		1.93		2.87		37
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65		1.66		3.14		1.83		2.96		38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60		1.61		3.21		1.76		3.05		40
2008(b)	12.73	.207	(.284)	(.077)	.203	—	.203	12.45	(.60)	2,080	1.60	†	1.61	†	3.24	†	1.78	†	3.07	†	19

112	113

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate

VIRGINIA FUND

Class A
2003	$13.53	$.550	$.063	$.613	$.540	$.083	$.623	$13.52	4.62%	$41,758.90%			.91%		4.06%		1.16%		3.81%		17%
2004	13.52	.538	(.173)	.365	.541	.004	.545	13.34	2.78	35,941.90			.90		4.02		1.17		3.75		23
2005	13.34	.505	(.199)	.306	.518	.068	.586	13.06	2.33	31,281.90			.91		3.81		1.20		3.51		23
2006	13.06	.495	.009	.504	.492	.102	.594	12.97	3.95	31,839.90			.91		3.81		1.10		3.61		29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90			.91		3.77		1.08		3.59		40
2008(b)	12.76	.238	(.231)	.007	.237	—	.237	12.53	.07	33,387.90		†	.91	†	3.77	†	1.09	†	3.59	†	19
Class B
2003	13.49	.445	.072	.517	.444	.083	.527	13.48	3.89	2,851	1.65		1.66		3.31		1.91		3.06		17
2004	13.48	.436	(.177)	.259	.445	.004	.449	13.29	1.98	2,392	1.65		1.65		3.27		1.92		3.00		23
2005	13.29	.402	(.191)	.211	.413	.068	.481	13.02	1.61	1,992	1.65		1.66		3.06		1.95		2.76		23
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65		1.66		3.06		1.85		2.86		29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60		1.61		3.07		1.78		2.89		40
2008(b)	12.73	.193	(.232)	(.039)	.191	—	.191	12.50	(.30)	1,400	1.60	†	1.61	†	3.07	†	1.79	†	2.89	†	19

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
†	Annualized.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(b)	For the period January 1, 2008 to June 30, 2008.
(c)	The expense ratios of Insured Tax Exempt Fund includes interest expense as follows:

	Year Ended December 31, 2006	0.11%
	Year Ended December 31, 2007	0.08%

114	See notes to financial statements	115

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the seventeen Funds comprising the Single State Insured Tax Exempt Fund, as of June 30, 2008, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the seventeen Funds comprising the Single State Insured Tax Exempt Fund, as of June 30, 2008, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 28, 2008

116

Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

At a meeting held on May 15, 2008 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Insured Tax Exempt Fund, Insured Tax Exempt Fund II, Arizona Insured Tax Exempt Fund, California Insured Tax Exempt Fund, Colorado Insured Tax Exempt Fund, Connecticut Insured Tax Exempt Fund, Georgia Insured Tax Exempt Fund, Maryland Insured Tax Exempt Fund, Massachusetts Insured Tax Exempt Fund, Michigan Insured Tax Exempt Fund, Minnesota Insured Tax Exempt Fund, Missouri Insured Tax Exempt Fund, New Jersey Insured Tax Exempt Fund, New York Insured Tax Exempt Fund, North Carolina Insured Tax Exempt Fund, Ohio Insured Tax Exempt Fund, Oregon Insured Tax Exempt Fund, Pennsylvania Insured Tax Exempt Fund and Virginia Tax Exempt Fund. In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the May Meeting.

Information furnished at Board meetings and/or Investment Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, on: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities

117

Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement for each Fund. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide a high level of personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First

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Investors funds is small by comparison to the industry averages. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Trustees noted that under the Advisory Agreement with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers based on Fund performance.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s services as well as the services of its affiliates supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2008 (the “year-to-date period”). The Board also reviewed the annual yield

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

of each Fund for each of the past three calendar years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for at least one of the performance periods provided by Lipper and that each Fund, except for the Arizona Insured Tax Exempt Fund and Maryland Insured Tax Exempt Fund, fell within one of the top three quintiles for the year-to-date period. The Board also noted that the yield for each Fund, except for the Insured Tax Exempt Fund II, for each of the past three calendar years fell within one of the top three quintiles. However, the Board noted that the yield for the Insured Tax Exempt Fund II fell within one of the top three quintiles for at least one of the past three calendar years. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative style than many of their peers.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets — these fee rates include advisory and administrative service fees — to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that, although the contractual management fee rate for each Fund did not fall within one of the top three quintiles of its respective Peer Group, the actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Insured Tax Exempt Fund, Insured Tax Exempt Fund II, New Jersey Insured Tax Exempt Fund and New York Insured Tax Exempt Fund, did fall within one of the top three quintiles of its respective Peer Group. The Board also considered that FIMCO: (i) agreed to continue its current management fee waiver agreement for

120

the Insured Tax Exempt Fund, Insured Tax Exempt Fund II and New York Insured Tax Exempt Fund through the 2009 fiscal year; and (ii) intends to reduce the extent of its expense cap arrangements for each state tax exempt fund, other than the New York Insured Tax Exempt Fund, by eliminating the total expense cap for those state tax exempt funds and adopting a uniform management fee cap beginning on January 1, 2009. The Board considered the information provided by FIMCO on the expected expense ratio impact of the aforementioned changes.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio (Class A Shares), taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/ non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders; and (ii) Lipper expense comparisons do not take into account the size of the fund complex, and as a result, in most cases, the First Investors funds are compared to funds in complexes that are much larger than First Investors.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2007, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain other publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Trustees also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. Based on the information provided, the Board also noted that FIMCO operates the Arizona Insured Tax Exempt Fund, Colorado Insured Tax Exempt Fund, Georgia Insured Tax Exempt Fund and Minnesota Insured Tax Exempt Fund at a loss.

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board noted that the Insured Tax Exempt Fund has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to all of the other Funds, the Board recognized that, although the Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of the Funds grow, economies of scale may be shared for the benefit of shareholders.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered ADM’s fees and profitability and the income received by FIC and FIMCO’s affiliated bank as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement with each Fund.

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FIRST INVESTORS TAX EXEMPT FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

Robert F. Wentworth

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Ruta M. Carroll
Secretary

Carol Lerner Brown
Assistant Secretary

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FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
———————————————————
Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&LGates LLP
1601 K Street, N.W.
Washington, DC 20006

124

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

125

First Investors

110 Wall Street
New York, NY 10005

TESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to
stockholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicalbe

Item 9.	Purchases of Equity Securities by Closed-End Management

Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds
(Registrant)

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 5, 2008